EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Money Market Portfolio
BlackRock U.S. Treasury Money Market Portfolio
BlackRock Municipal Money Market Portfolio
BlackRock New Jersey Municipal Money Market Portfolio
BlackRock North Carolina Municipal Money Market Portfolio
BlackRock Ohio Municipal Money Market Portfolio
BlackRock Pennsylvania Municipal Money Market Portfolio
BlackRock Virginia Municipal Money Market Portfolio

Investor and Institutional Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dear Shareholder:

BlackRock is pleased to announce several new enhancements to our fund prospectuses. These changes include:

A new plain English style in an updated format to make the prospectus more user-friendly: The redesigned prospectus provides a clearer description of the funds’ investment strategies and risks as well as the various options available to investors for purchasing, exchanging and redeeming fund shares.

The packaging of similar funds: BlackRock has grouped like funds together in the same prospectus, which may result in reduced costs to the funds.

We continue to encourage you to take advantage of electronic delivery of prospectuses in lieu of receiving printed prospectuses as it reduces expenses borne by shareholders, and it is more environmentally friendly. To go paperless, please contact your financial professional or go online to www.blackrock.com/edelivery for more information.

At BlackRock, our interest continues to focus solely on those interests of our clients. We appreciate the trust you give our investment professionals and look forward to providing additional enhancements and services in the future. For more information, please do not hesitate to contact your financial professional or BlackRock at 800-441-7762 or visit our website at www.blackrock.com.

Very truly yours,

BlackRock Funds

Funds Overview	Key facts and details about the Funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information
	Key Facts About the Funds	4
	Money Market Portfolio	4
	U.S. Treasury Money Market Portfolio	8
	Municipal Money Market Portfolio	11
	New Jersey Municipal Money Market Portfolio	15
	North Carolina Municipal Money Market Portfolio	19
	Ohio Municipal Money Market Portfolio	23
	Pennsylvania Municipal Money Market Portfolio	27
	Virginia Municipal Money Market Portfolio	31

Details About the Funds	How Each Fund Invests	35
	Investment Risks	41

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	43
	Details about the Share Classes	45
	How to Buy, Sell and Transfer Shares	46
	Account Services and Privileges	52
	Funds’ Rights	53
	Short-Term Trading Policy	54
	Redemption Fee	55
	Distribution and Service Payments	55

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	57
	Conflicts of Interest	58
	Valuation of Fund Investments	59
	Dividends, Distributions and Taxes	60

Financial Highlights	Financial Performance of the Funds	62

General Information	Shareholder Documents	79
	Certain Fund Policies	79
	Statement of Additional Information	80

Glossary	Glossary of Investment Terms	81

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about BlackRock Money Market Portfolio (“Money Market Portfolio”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury Money Market Portfolio”), BlackRock Municipal Money Market Portfolio (“Municipal Money Market Portfolio”), BlackRock New Jersey Money Market Portfolio (“New Jersey Municipal Money Market Portfolio”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal Money Market Portfolio”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal Money Market Portfolio”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal Money Market Portfolio”), BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal Money Market Portfolio”), each a series of BlackRock FundsSM (the “Trust”). Each of Money Market Portfolio, U.S. Treasury Portfolio, Municipal Money Market Portfolio, New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio represents a separate portfolio of securities and each has its own investment objective. Each is individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds”. New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio may be collectively referred to herein as the “State Municipal Money Market Funds”.

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to the Fund’s sub-adviser, BlackRock Institutional Management Corporation.

Each Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open-end investment company (a “master” fund) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the its assets directly.

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the Fund’s section to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold face type in the text are defined in the Glossary section.

Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

  The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.
  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

  Foreign Securities Risk — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are looking for preservation of capital

  Are looking for current income and liquidity

Risk/Return Information

The chart and table shown below give you a picture of the Money Market Portfolio’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.49% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.07% (quarter ended December 31, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Money Market Portfolio — Investor A
Return Before Taxes	2.59%	2.97%	3.02%

BlackRock Money Market Portfolio — Investor B
Return Before Taxes	1.89%	2.48%	2.48%

BlackRock Money Market Portfolio — Investor C
Return Before Taxes	1.89%	2.47%	2.48%

BlackRock Money Market Portfolio — Institutional
Return Before Taxes	2.94%	3.34%	3.43%

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of the Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares[1]	Shares[1]	Shares

Management Fee	0.43%	0.43%	0.43%	0.43%

Distribution and/or Service (12b-1) Fees	0.22%	0.34%	0.23%	None

Other Expenses	0.22%[2]	0.34%	0.23%	0.27%[2]

Total Annual Fund Operating Expenses[3]	0.90%	1.77%	1.66%	0.70%

Fee Waivers and Expense Reimbursements[4]	(0.01)%	(0.28)%	(0.17)%	(0.28)%

Net Annual Fund Operating Expenses[4]	0.89%	1.49%	1.49%	0.42%

[1]	Investor B and Investor C Shares are no longer being offered to new investors.

2	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[4]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.89% (for Investor A Shares), 1.49% (for Investor B and Investor C Shares) and 0.42% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.79% (for Investor A Shares), 1.39% (for Investor B Shares), and 1.42% (for Investor C Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$91	$286	$497	$1,107

Investor B Shares[1]	$152	$530	$933	$1,831[2] /$1,722[3]

Investor C Shares[1]	$152	$507	$886	$1,951

Institutional Shares	$43	$196	$362	$844

[1]	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of the Fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Trust as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of the Fund that are purchased from the Trust and not acquired by exchange.

[2]	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity fund sponsored and advised by BlackRock or its affiliates (a “BlackRock Equity Fund”)).

[3]	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a fixed-income fund sponsored and advised by BlackRock or its affiliates (a “BlackRock Fixed Income Fund”)).

U.S. Treasury Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the U.S. Treasury Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests 80% of its net assets in short term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the U.S. Treasury Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The U.S. Treasury Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are looking for preservation of capital

  Are looking for current income and liquidity

Risk/Return Information

The chart and table shown below give you a picture of the U.S. Treasury Money Market Portfolio’s long-term performance for Investor A Shares (in the chart) and for Investor A and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
U.S. Treasury Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.43% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.03% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock U.S. Treasury Money Market Portfolio — Investor A
Return Before Taxes	1.19%	2.55%	2.68%

BlackRock U.S. Treasury Money Market Portfolio — Institutional
Return Before Taxes	1.44%	2.87%	3.07%

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the U.S. Treasury Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.18%[1]	0.29%[1]

Total Annual Fund Operating Expenses[2]	0.88%	0.74%

Fee Waivers and Expense Reimbursements[3]	—%	(0.33)%

Net Annual Fund Operating Expenses[3]	0.88%	0.41%

1	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.88% (for Investor A Shares) and 0.41% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.72% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the U.S. Treasury Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$90	$281	$488	$1,084

Institutional Shares	$42	$203	$379	$ 887

Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

In pursuit of its investment objective, the Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and the Federal Alternative Minimum Tax. The Fund intends to invest so that less than 25% of its total assets are Municipal Securities of issuers located in the same state.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

  There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities

  Are looking for preservation of capital

  Are looking for current income and liquidity

Risk/Return Information

The chart and table shown below give you a picture of the Municipal Money Market Portfolio’s long-term performance for Investor A Shares (in the chart) and Investor A and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.89% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.06% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Municipal Money Market Portfolio — Investor A
Return Before Taxes	1.66%	1.95%	1.88%

BlackRock Municipal Money Market Portfolio — Institutional
Return Before Taxes	1.95%	2.26%	2.27%

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.16%	0.29%[1]

Total Annual Fund Operating Expenses	0.86%	0.74%

Fee Waivers and Expense Reimbursements[3]	—%	(0.32)%

Net Annual Fund Operating Expenses[3]	0.86%	0.42%

1	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.89% (for Investor A Shares) and 0.42% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.71% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$88	$274	$477	$1,061

Institutional Shares	$43	$204	$380	$ 888

New Jersey Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the New Jersey Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in New Jersey. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and New Jersey state income tax. In addition, the Fund normally invests at least 80% of its assets in New Jersey Municipal Securities and other obligations which, in bond counsel’s opinion, are statutorily free from state and local taxation under the laws of New Jersey or the United States in order to qualify as a “qualified investment fund” under New Jersey law. The Fund may invest in Municipal Securities of issuers located outside of New Jersey the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and New Jersey state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the New Jersey Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The New Jersey Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in New Jersey

  Are looking for preservation of capital

  Are looking for current income and liquidity

Risk/Return Information

The chart and table shown below give you a picture of the New Jersey Municipal Money Market Portfolio’s long-term performance for Investor A Shares (in the chart) and Investor A and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
New Jersey Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.87% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.08% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock New Jersey Municipal Money Market Portfolio — Investor A
Return Before Taxes	1.69%	1.94%	1.84%

BlackRock New Jersey Municipal Money Market Portfolio — Institutional
Return Before Taxes	1.98%	2.25%	2.23%

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the New Jersey Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.16%	0.26%[1]

Total Annual Fund Operating Expenses[2]	0.86%	0.71%

Fee Waivers and Expense Reimbursements[3]	—%	(0.32)%

Net Annual Fund Operating Expenses[3]	0.86%	0.39%

[1]	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.96% (for Investor A Shares) and 0.39% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.67% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the New Jersey Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$88	$274	$477	$1,061

Institutional Shares	$40	$195	$363	$ 852

North Carolina Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the North Carolina Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in North Carolina. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and North Carolina state income tax. The Fund may invest in Municipal Securities of issuers located outside of North Carolina, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and North Carolina state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the North Carolina Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The North Carolina Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in North Carolina

  Are looking for preservation of capital

  Are looking for current income and liquidity

Risk/Return Information

The chart and table shown below give you a picture of the North Carolina Municipal Money Market Portfolio’s long-term performance for Investor A Shares (in the chart) and Investor A and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
North Carolina Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.90% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.09% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock North Carolina Municipal Money Market Portfolio — Investor A
Return Before Taxes	1.55%	1.97%	1.90%

BlackRock North Carolina Municipal Money Market Portfolio — Institutional
Return Before Taxes	1.97%	2.34%	2.32%

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the North Carolina Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.38%	0.25%[1]

Total Annual Fund Operating Expenses[2]	1.08%	0.70%

Fee Waivers and Expense Reimbursements[3]	(0.21)%	(0.40)%

Net Annual Fund Operating Expenses[3]	0.87%	0.30%

1	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.87% (for Investor A Shares) and 0.30% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.74% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the North Carolina Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$89	$323	$575	$1,298

Institutional Shares	$31	$184	$350	$ 833

Ohio Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Ohio Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in Ohio. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other security, is exempt from regular Federal income tax and Ohio state income tax. The Fund may invest in Municipal Securities of issuers located outside of Ohio, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Ohio state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Ohio Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Ohio Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in Ohio

  Are looking for preservation of capital

  Are looking for current income and liquidity

Risk/Return Information

The chart and table shown below give you a picture of the Ohio Municipal Money Market Portfolio’s long-term performance for Investor A Shares in the chart and Investor A and Institutional Shares in the table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Ohio Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.92% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.08% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Ohio Municipal Money Market Portfolio — Investor A
Return Before Taxes	1.92%	2.07%	1.99%

BlackRock Ohio Municipal Money Market Portfolio — Institutional
Return Before Taxes	2.20%	2.38%	2.39%

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the Ohio Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.17%	0.31%[1]

Total Annual Fund Operating Expenses[2]	0.87%	0.76%

Fee Waivers and Expense Reimbursements[3]	—%	(0.37)%

Net Annual Fund Operating Expenses[3]	0.87%	0.39%

1	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.96% (for Investor A Shares) and 0.39% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.67% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Ohio Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$89	$278	$482	$1,073

Institutional Shares	$40	$206	$386	$ 908

Pennsylvania Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Pennsylvania Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in Pennsylvania. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Pennsylvania state income tax. The Fund may invest in Municipal Securities of issuers located outside of Pennsylvania, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Pennsylvania state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Pennsylvania Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Pennsylvania Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in Pennsylvania

  Are looking for preservation of capital

  Are looking for current income and liquidity

Risk/Return Information

The chart and table shown below give you a picture of the Pennsylvania Municipal Money Market Portfolio’s long-term performance for Investor A Shares (in the chart) and Investor A and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Pennsylvania Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.87% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.08% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Pennsylvania Municipal Money Market Portfolio — Investor A
Return Before Taxes	1.56%	1.97%	1.86%

BlackRock Pennsylvania Municipal Money Market Portfolio — Institutional
Return Before Taxes	1.84%	2.25%	2.24%

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the Pennsylvania Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.13%	0.27%[1]

Total Annual Fund Operating Expenses[2]	0.83%	0.72%

Fee Waivers and Expense Reimbursements[3]	—%	(0.30)%

Net Annual Fund Operating Expenses[3]	0.83%	0.42%

1	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.99% (for Investor A Shares) and 0.42% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.70% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Pennsylvania Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$85	$265	$460	$1,025

Institutional Shares	$43	$200	$371	$ 866

Virginia Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Virginia Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in Virginia. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Virginia state income tax. The Fund may invest in Municipal Securities of issuers located outside of Virginia, the interest from which, in the opinion of bond counsel, is exempt from regular Federal income tax and Virginia state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

  There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Virginia Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Virginia Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in Virginia

  Are looking for preservation of capital

  Are looking for current income and liquidity

Risk/Return Information

The chart and table shown below give you a picture of the Virginia Municipal Money Market Portfolio’s long-term performance for Institutional Shares (in the chart) and Investor A and Institutional Shares (in the table). During the fiscal year ended September 30, 2008, Investor A Shares were not in operation. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Institutional Shares
ANNUAL TOTAL RETURNS
Virginia Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.03% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.17% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Virginia Municipal Money Market Portfolio — Investor A
Return Before Taxes	1.56%[1]	1.86%[1]	1.85%[1]

BlackRock Virginia Municipal Money Market Portfolio — Institutional
Return Before Taxes	1.86%	2.30%	2.33%

[1]	The Investor A Shares were not in operation since March 12, 2002 and, accordingly, the “Returns Before Taxes” are based on estimated amounts for the period in which they were not in operation.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the Virginia Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares[1]	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.23%[1]	0.25%[2]

Total Annual Fund Operating Expenses[3]	0.93%	0.70%

Fee Waivers and Expense Reimbursements[4]	(0.06)%	(0.40)%

Net Annual Fund Operating Expenses[4]	0.87%	0.30%

[1]	The Investor A Shares are not currently offered and were not in operation during the most recent fiscal year. Accordingly, “Other Expenses” are based on estimated amounts for the current fiscal year.

2	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[4]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.87% (for Investor A Shares) and 0.30% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.62% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Virginia Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$89	$290	$509	$1,137

Institutional Shares	$31	$184	$350	$ 833

Details About the Funds

How Each Funds Invests

Investment Process

BlackRock considers a variety of factors when choosing investments for each Fund, including the following:

Quality

Each Fund management team, under guidelines established by the Trust’s Board of Trustees (the “Board”), will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two nationally recognized statistical rating organizations (“NRSROs”), or one such rating if the security is rated by only one NRSRO. Securities that do not have a short-term rating must be determined by Fund management to be of comparable quality.

Maturity

Each Fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. Each Fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The securities in which each Fund invests may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Each Fund seeks to maintain a net asset value of $1.00 per share. The securities purchased by each Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Money Market Portfolio

Investment Goal

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Specifically, the Fund may invest in:

  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks)

  High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

  Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables)

  Securities issued or guaranteed by the U.S. Government or by its agencies or authorities

  Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities

  Repurchase agreements relating to the above instruments

U.S. Treasury Money Market Portfolio

Investment Goal

The investment objective of the U.S. Treasury Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.

Municipal Money Market Portfolio

Investment Goal

The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests primarily in Municipal Securities.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax.

New Jersey Municipal Money Market Portfolio

Investment Goal

The investment objective of the New Jersey Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests primarily in Municipal Securities of issuers located in New Jersey.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and New Jersey state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or New Jersey state income tax and securities which are subject to regular Federal income tax and New Jersey state income tax.

In addition, the Fund normally invests at least 80% of its assets in New Jersey Municipal Securities and other obligations which, in bond counsel’s opinion, are statutorily free from state and local taxation under the laws of New Jersey or the United States in order to qualify as a “qualified investment fund” under New Jersey law. The Fund may invest in Municipal Securities of issuers located outside of New Jersey, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and New Jersey state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and New Jersey state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

North Carolina Municipal Money Market Portfolio

Investment Goal

The investment objective of the North Carolina Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in North Carolina.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and North Carolina state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or North Carolina state income tax and securities which are subject to regular Federal income tax and North Carolina state income tax. The Fund may invest in Municipal Securities of issuers located outside of North Carolina, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and North Carolina state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and North Carolina state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Ohio Municipal Money Market Portfolio

Investment Goal

The investment objective of the Ohio Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in Ohio.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Ohio state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or Ohio state income tax and securities which are subject to regular Federal income tax and Ohio state income tax. The Fund may invest in Municipal Securities of issuers located outside of Ohio, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Ohio state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Ohio state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Pennsylvania Municipal Money Market Portfolio

Investment Goal

The investment objective of the Pennsylvania Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in Pennsylvania.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Pennsylvania state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or Pennsylvania state income tax and securities which are subject to regular Federal income tax and Pennsylvania state income tax. The Fund may invest in Municipal Securities of issuers located outside of Pennsylvania, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Pennsylvania state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Pennsylvania state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Virginia Municipal Money Market Portfolio

Investment Goal

The investment objective of the Virginia Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in Virginia.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Virginia state income tax. Up to 20% of the Fund's assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or Virginia state income tax and securities which are subject to regular Federal income tax and Virginia state income tax. The Fund may invest in Municipal Securities of issuers located outside of Virginia, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Virginia state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Virginia state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Other Investment Strategies Applicable to All Funds

In addition to the main strategies discussed above, each Fund may use certain other investment strategies, including the following:

  Investment Company Securities — Each Fund may invest in securities issued by other open-end or closed-end investment companies as permitted by the Investment Company Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from Federal income tax.

  Uninvested Cash Reserves — Each Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

  Variable and Floating Rate Instruments — Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Other Investment Strategies Applicable to Municipal Money Market Portfolio and State Municipal Money Market Funds

In addition to the strategies discussed above, the Municipal Money Market Portfolio and each State Municipal Money Market Fund may use certain other investment strategies, including the following:

  Bonds — The Municipal Money Market Portfolio may invest up to 20% of its assets, and each State Municipal Money Market Fund may invest without limit, in bonds, the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

  Temporary Defensive Strategies — It is possible that in extreme market conditions, the Municipal Money Market Portfolio and each State Municipal Money Market Fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore subject to regular Federal income tax and the applicable state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from a market upswing, thus reducing a Fund’s opportunity to achieve its investment goal. In certain states, a Fund that invests more of its assets in securities that are not Municipal Securities issued by issuers in that state will not be able to pay dividends exempt from the state’s personal income tax.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that any Fund will meet its objective or that any Fund’s performance will be positive for any period of time. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

Main Risks of Investing in a Fund:

Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Non-Diversification Risk (State Municipal Money Market Funds) — Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because a Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a Fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Municipal Securities Risk (Municipal Money Market Portfolio and State Municipal Money Market Funds) — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that a Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for a Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

Financial Services Industry Risk (Money Market Portfolio) — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Securities Risk (Money Market Portfolio) — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

Municipal Securities Concentration Risk (Municipal Money Market Portfolio and State Municipal Money Market Funds) — From time to time a Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Variable and Floating Rate Instruments Risk — A Fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Legal Opinion Risk (Municipal Money Market Portfolio and State Municipal Money Market Funds) — The Municipal Money Market Portfolio and each State Municipal Money Market Fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-exempt status of investments and will not do its own analysis. The status of a Municipal Security as tax-exempt may be affected by events that occur after the Municipal Security is issued.

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund offers multiple share classes (Investor A and Institutional Shares in this prospectus for Money Market Portfolio, U.S. Treasury Money Market Portfolio, Municipal Money Market Portfolio, New Jersey Money Market Portfolio, North Carolina Money Market Portfolio, Ohio Money Market Portfolio and Pennsylvania Money Market Portfolio; Institutional Shares in this prospectus for the Virginia Municipal Money Market Portfolio), allowing you to invest in the way that best suits your needs. The Money Market Portfolio no longer offers Investor B or Investor C Shares to new investors. Virginia Municipal Money Market Portfolio does not currently offer Investor A Shares. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

For example, if you select Institutional Shares of a Fund, you will not pay any distribution fees. However, only certain investors may buy Institutional Shares.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of each of the share classes offered by this prospectus.

Share Classes at a Glance

	Investor A1,3	Investor B1,2	Investor C1,2	Institutional[1]

Availability	Generally available	Generally available	Generally available	Limited to certain
	through financial	through the exchange of	through the exchange of	investors, including:
	intermediaries.	Investor B Shares of a	Investor C Shares of a	•Current Institutional
		BlackRock Equity Fund	BlackRock Equity Fund	shareholders that meet
		or a BlackRock Fixed	or a BlackRock Fixed	certain requirements
		Income Fund.	Income Fund.	•Certain retirement
plans
•Participants in certain
programs sponsored
by BlackRock or its
affiliates or financial
intermediaries.
•Certain employees and
affiliates of BlackRock
or its affiliates.

Minimum Investment	$1,000 for all	$1,000 for all	$1,000 for all	•$2 million for
	accounts except:	accounts except:	accounts except:	institutions and
	•$250 for certain fee-	•$250 for certain fee-	•$250 for certain fee-	individuals
	based programs	based programs	based programs	•Institutional Shares are
	•$100 for retirement	•$100 for retirement	•$100 for retirement	available to clients of
	plans	plans	plans	registered investment
	•$50, if establishing	•$50, if establishing	•$50, if establishing	advisors who have
	Automatic Investment	Automatic Investment	Automatic Investment	$250,000 invested in
	Plan (“AIP”)	Plan (“AIP”)	Plan (“AIP”)	the Fund

Initial Sales	No. Entire purchase	No. Entire purchase	No. Entire purchase	No. Entire purchase
Charge?	price is invested in	price is invested in	price is invested in	price is invested in
	shares of the Fund.	shares of the Fund.	shares of the Fund.	shares of the Fund.

Deferred Sales	No.	No. May be charged	No. May be charged	No.
Charge?		upon redemption of	upon redemption of
		shares received in an	shares received in an
		exchange transaction	exchange transaction
		for Investor B shares of	for Investor C shares of
		a BlackRock Equity	a BlackRock Equity
		Fund or a BlackRock	Fund or a BlackRock
		Fixed Income Fund.	Fixed Income Fund.

Distribution and	No Distribution Fee.	0.75% Annual	0.75% Annual	No.
Service (12b-1)	0.25% Annual Service	Distribution Fee. 0.25%	Distribution Fee. 0.25%
Fees?	Fee.	Annual Service Fee.	Annual Service Fee.

Redemption Fees?	No.	No.	No.	No.

Conversion to Investor	N/A	No. However, Investor B	No.	No.
A Shares?		Shares received in an
exchange transaction
for Investor B Shares of
a BlackRock Equity
Fund will convert to
Investor A Shares after
eight years. Investor B
Shares received in an
exchange transaction
for Investor B shares of
a BlackRock Fixed
Income Fund will
convert to Investor A
Shares after seven
years.

	Investor A1,3	Investor B1,2	Investor C1,2	Institutional[1]

Advantage	Generally available to	N/A	N/A	No upfront sales
	most investors.			charge.

Disadvantage	You pay ongoing	N/A	N/A	Limited availability
shareholder servicing
fees.

[1]	Please see “Details about the Share Classes” for more information about each share class.

[2]	Investor B and Investor C Shares are no longer offered by the Money Market Portfolio and are not offered by the other Funds.

[3]	Investor A Shares are no longer offered by the Virginia Municipal Money Market Portfolio.

The following pages will cover the additional details of each share class, including the eligibility requirements for purchasing Institutional Shares.

Details about the Share Classes

Investor A, Investor B, Investor C and Institutional Shares are not subject to any sales charge. However, Investor B and Investor C Shares may be subject to a sales charge if received in an exchange for the same share class of a BlackRock Equity Fund or a BlackRock Fixed Income Fund. Only certain investors are eligible to buy Institutional Shares. Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares.

Eligible Institutional investors include the following:

  Investors who currently own Institutional Shares of a Fund may make additional purchases of Institutional Shares of that Fund except for investors holding shares through certain omnibus accounts at financial intermediaries that are omnibus with the Fund and do not meet the applicable investment minimums;

  Institutional and individual retail investors with a minimum investment of $2 million who purchase through certain broker-dealers or directly from the Fund;

  Certain qualified retirement plans;

  Investors in selected fee based programs;

  Clients of registered investment advisors who have $250,000 invested in the Fund;

  Trust department clients of PNC Bank and Merrill Lynch Bank & Trust Company, FSB and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets;

  Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor;

  Holders of certain Merrill Lynch sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of a Fund; and

  Employees, officers and directors/trustees of BlackRock Inc., mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”), The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”) or their respective affiliates

How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your financial professional or other financial intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, transferring or exchanging shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

A Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

In addition, a Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	First, select the share class	Refer to the “Share Classes at a Glance” table in this prospectus (be
	appropriate for you	sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional
Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

	Next, determine the amount	Refer to the minimum initial investment in the “Share Classes at a
	of your investment	Glance” table of this prospectus.

See “Account Information — Details About the Share Classes” for
information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum
investment requirement.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	professional or financial	net asset value after your order is placed. Any purchase orders placed
	intermediary submit your	prior to the close of business on the New York Stock Exchange (the
	purchase order	“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Other financial intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for	To purchase shares directly with BlackRock, call (800) 441-7762 and
	accounts held directly with	request a new account application. Mail the completed application
	BlackRock)	along with a check payable to “BlackRock Funds” to PNC Global
Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”),
formerly PFPC Inc., at the address on the application.

Add to Your	Purchase additional shares	The minimum investment for additional purchases is generally $50 for
Investment		all accounts except that certain retirement plans may have a lower minimum for additional purchases and certain programs, such as the automatic investment plans, may have higher minimums. (The
minimums for additional purchases may be waived under certain circumstances.)

	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary. For more details on purchasing
	intermediary submit your	by Internet see below.
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call (800) 441-7762 and speak with one of
	accounts held directly with	our representatives. The Fund has the right to reject any telephone
	BlackRock)	request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by VRU: Investor Shares may also be purchased by use of the Fund’s automated voice response unit service (VRU) at
(800) 441-7762.

How to Buy Shares

	Your Choices	Important Information for You to Know

Add to Your	Or contact BlackRock (for	Purchase by Internet: You may purchase your shares, and view activity
Investment	accounts held directly with	in your account, by logging onto the BlackRock website at
(continued)	BlackRock) (continued)	www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders for Institutional Shares placed by wire prior to the close of business on the Exchange will be placed at the net asset value determined that day.
Contact your financial intermediary or BlackRock for further information.
The Fund limits Internet purchases in Investor class shares of the Fund to $25,000 per trade. Different maximums may apply to certain institutional investors.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
(800) 441-7762, or contact your financial professional (if your account is not held directly with BlackRock).

	Participate in the Automatic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to invest a
	Investment Plan (AIP)	specific amount on a periodic basis from your checking or savings account into your investment account.

Refer to the “Account Services and Privileges” section of this prospectus for additional information.

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by the time specified by your financial professional or financial intermediary, but in no event later than
4:00 p.m. (Eastern time) on the third business day (in the case of
Investor Shares) or first business day (in the case of Institutional
Shares) following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial professional or financial intermediary will be responsible for any loss to the Fund.

For shares purchased directly from the Fund, a check payable to
BlackRock Funds which bears the name of the fund you are purchasing must accompany a completed purchase application.

There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	professional or other financial	professional. Shareholders should indicate whether they are
Shares	intermediary submit your	redeeming Investor A, Investor B (for the Money Market Portfolio),
	sales order	Investor C (for the Money Market Portfolio) or Institutional Shares. The
price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial professional or financial intermediary prior to that day’s close of business on the Exchange
(generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming
with BlackRock
Redeem by Telephone: You may sell Investor Shares held at BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or
(ii) $250,000 for payments through the Automated Clearing House
Network (“ACH”) or wire transfer. Certain redemptions requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a
medallion signature guarantee. Call (800) 441-7762 for details.
You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.
The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change,
telephone redemptions may be difficult to complete. Please
find below alternative redemption methods.

Redeem by VRU: Investor shares may also be redeemed by use of the
Fund’s automated voice response unit service (“VRU”). Payment for
Investor shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check,
ACH or wire to the bank account of record.

Payment of Redemption Proceeds: Redemption proceeds may be
paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Payment by Check: BlackRock will normally mail redemption proceeds
Redemption of	with BlackRock (continued)	within seven days following receipt of a properly completed request.
Shares (continued)		Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail.
You are responsible for any additional charges imposed by your bank for this service.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the
redeeming shareholder on the next business day, provided that the
Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the
Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. With respect to the Municipal Money Market
Portfolio and the State Municipal Money Market Funds, to the extent a redemption order is submitted between 12 noon and 12:30 p.m.
(Eastern time), payment normally will be wired on the same business day (provided that the Fund’s custodian is open for business) up to
$10 million per investor. Redemption orders in excess of $10 million per investor submitted between 12 noon and 12:30 p.m. (Eastern time) normally will be wired on the next business day on which the
Fund’s custodian is open for business. The Funds reserve the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of a Fund, an earlier payment could adversely affect such Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Funds.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the
shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4
p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours);
provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Exchange Shares or Transfer your Account

	Your Choices	Important Information for You to Know

Exchange	Selling shares of one fund to	Investor A, Investor B, Investor C and Institutional Shares, as
Privilege	purchase shares of another	applicable, of the Funds, are generally exchangeable for shares of the
	fund (“exchanging”)	same class of another BlackRock Fund.

You can exchange $1,000 or more of Investor A, Investor B or
Investor C Shares from one fund into the same class of another fund which offers that class of shares (you can exchange less than $1,000 of Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of a Fund may make exchanges into
Institutional shares of other funds except for investors holding shares through certain client accounts at financial professionals that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of
Institutional Shares.

You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors. If you held the exchanged shares for 30 days or less you may be charged a redemption fee (please refer to the
“Redemption Fee” section of this prospectus for additional information).

Some of the BlackRock Funds impose a sales charge. Therefore the exchange of Investor A Shares may be subject to that sales charge. Investor A Shares of a Fund that were obtained with the exchange privilege and that originally were shares of a
BlackRock Fund that were subject to a sales charge can
be exchanged for Investor A Shares of a BlackRock Equity Fund or
a BlackRock Fixed Income Fund based on their respective net asset values. Exchanges of shares of a Fund for Investor B or Investor C
Shares of a BlackRock Equity Fund or a BlackRock Fixed Income
Fund may be subject to the applicable CDSC upon the sale of these
Investor B or Investor C Shares received in exchange.

To exercise the exchange privilege, you may contact your financial professional or financial intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the
Internet by accessing your account online at
www.blackrock.com/funds, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your New Account Application that you did not want the
Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion that you are engaging in market timing activities. See “Short Term Trading Policy” below. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other financial professional before making an exchange request.

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Financial	financial intermediary	dealer that has entered into an agreement with the Distributor. Certain
Intermediary		shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

	Transfer to a non-participating	You must either:
financial intermediary
•Transfer your shares to an account with the Fund; or
•Sell your shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

Automatic	Allows systematic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to invest a
Investment Plan	investments on a periodic	specific amount on a periodic basis from your checking or savings
(AIP)	basis from checking or	account into your investment account. You may apply for this option
	savings account.	upon account opening or by completing the Automatic Investment
Plan application. The minimum investment amount for an automatic investment plan is $50 per portfolio.

Check Writing	Allows redemptions from	Upon request, the Fund will provide the holders of Investor A
Privilege	Money Market Funds using	Shares and Institutional Shares with check writing redemption
	check writing	privileges. In order to exercise this privilege, the Check Writing application and signature card must be completed and provided in conjunction with an account application.

Shareholders will be charged a $15 fee for each check which has been returned as a result of insufficient funds.

Dividend Allocation	Automatically invests your	Dividend and capital gains distributions may be reinvested in your
Plan	distributions into another	account to purchase additional shares or paid in cash. Using the
	BlackRock fund of your choice	Dividend Allocation Plan, you can direct your distributions to your bank
	pursuant to your instructions,	account (checking or savings), to purchase shares of another fund at
	without any fees or sales	BlackRock without any fees or sales charges, or by check to special
	charges.	payee. Please call (800) 441-7762 for details. If investing into another fund at BlackRock, the receiving fund must be open to new
purchases.

EZ Trader	Allows an investor to	(NOTE: This option is offered to shareholders whose accounts are
	purchase or sell Investor	held directly with BlackRock. Please speak with your financial
	class shares by telephone or	professional if your account is held elsewhere).
over the Internet through
	ACH.	Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet.
Proceeds will be sent to your pre-designated bank account.

Systematic	This feature can be used by	A minimum of $10,000 in the initial BlackRock Fund is required and
Exchange	investors to systematically	investments in any additional funds must meet minimum initial
	exchange money from one	investment requirements.
fund to up to four other funds.

Systematic	This feature can be used by	To start a Systematic Withdrawal Plan (“SWP”) a shareholder must
Withdrawal Plan	investors who want to receive	have a current investment of $10,000 or more in a BlackRock Fund.
(SWP)	regular distributions from their
	accounts.	Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the
SWP Application Form which may be obtained from BlackRock.

Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Investor A Shares of a BlackRock Equity Fund or a
BlackRock Fixed Income Fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No applicable CDSC on shares of the Money
Market Portfolio acquired in exchange for Investor A, Investor B or
Investor C Shares of a BlackRock Equity Fund or a BlackRock Fixed
Income Fund will be assessed on redemptions of those Investor B or
Investor C Shares made through the SWP that do not exceed 12%
of the account’s net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions
of Investor A, Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP
redemptions of Investor A, Investor B or Investor C Shares in
excess of this limit will still pay any applicable CDSC. Ask your financial adviser or financial intermediary for details.

Funds’ Rights

Each Fund may:
  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 (or the minimum required initial investment for Institutional Shares) due to redemptions you have made. You will be notified that the value of your account is less than $500 (or the minimum required initial investment for Institutional Shares) before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 (or the minimum required initial investment for Institutional Shares) before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Short-Term Trading Policy

The Board of Trustees (the “Board”) of the Trust has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain BlackRock Funds will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.

Redemption Fee

The Funds do not charge a redemption fee. However, certain BlackRock Funds listed below (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Energy & Resources Portfolio
BlackRock EuroFund
BlackRock Global Allocation Fund, Inc.
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund, Inc.
BlackRock Global Financial Services Fund, Inc.
BlackRock Global Growth Fund, Inc.
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund, Inc.
BlackRock Health Sciences Opportunities Portfolio
BlackRock International Diversification Fund
BlackRock International Fund
BlackRock International Index Fund

BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Latin America Fund, Inc.
BlackRock Pacific Fund, Inc.
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund, Inc.
MFS Research International FDP Fund

FIXED INCOME
BlackRock Emerging Market Debt Portfolio BlackRock High Income Fund BlackRock High Yield Bond Portfolio	BlackRock International Bond Portfolio BlackRock Strategic Income Portfolio BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows the Trust to pay distribution fees on behalf of each Fund for the sale of the Fund shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plan, Investor B and Investor C Shares pay a fee (“distribution fees”) to the Distributor, and/or its affiliates, including PNC and its affiliates, and to Merrill Lynch and/or Bank of America Corporation (“BAC”) and their affiliates, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC or Merrill Lynch and BAC for sales support services provided in connection with the sale of Investor B and Investor C Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC, Merrill Lynch, BAC and their respective affiliates) (each a “Financial Intermediary”) for sales support services and related expenses. All Investor B and Investor C Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the applicable Fund attributable to Investor B and Investor C Shares. Investor A and Institutional Shares do not pay a distribution fee.

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to Financial Intermediaries for providing support services to their customers who own Investor A, Investor B and Investor C Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A, Investor B and Investor C Shares of the Fund. All Investor A, Investor B and Investor C Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A, Investor B and Investor C Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A, Investor B and Investor C Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Trust on behalf of the Funds may pay to a Financial Intermediary pursuant to a Plan and fees that the Trust on behalf of the Funds pays to its Transfer Agent, BlackRock, on behalf of the Trust, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Trust on behalf of the Funds will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Institutional Management Corporation ("BIMC"), an affiliate of BlackRock, acts as sub-adviser to each Fund. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly. With respect to each Fund, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.450%

$1 billion – $2 billion	0.400%

$2 billion – $3 billion	0.375%

Greater than $3 billion	0.350%

BlackRock has agreed contractually to cap net expenses for each of the Funds (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each Fund at the levels shown in the respective Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock and the Trust have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

BlackRock has entered into a sub-advisory agreement, with respect to each Fund, with BIMC under which BlackRock pays BIMC a monthly fee for services it provides at an annual rate equal to a percentage of the management fee paid to BlackRock under the Management Agreement. BIMC is responsible for the day-to-day management of the Funds.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock aggregate management fees, net of any applicable waivers, as a percentage of the Fund’s average daily net assets as follows:

Money Market Portfolio	0.32%

U.S. Treasury Money Market Portfolio	0.29%

Municipal Money Market Portfolio	0.29%

New Jersey Municipal Money Market Portfolio	0.25%

North Carolina Municipal Money Market Portfolio	0.11%

Ohio Municipal Money Market Portfolio	0.25%

Pennsylvania Municipal Money Market Portfolio	0.32%

Virginia Municipal Money Market Portfolio	0.14%

A discussion of the basis for the Board’s approval of the Management Agreement and sub-advisory agreement with respect to each of the Funds is included in the Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a

BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Funds have retained an affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

A fund that invests all of its assets in a corresponding “master” fund is known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeders of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master portfolio. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

Valuation of Fund Investments

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value (“NAV”) per share is $1.00. When you buy Investor or Institutional Shares you pay the NAV per share. Although each Fund described in this prospectus seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so.

The Funds’ investments are valued based on the amortized cost method described in the SAI.

PNC GIS, each Fund’s Transfer Agent, will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the Transfer Agent with your check. Please call (800) 441-7762 for a purchase application. Purchase orders received by the transfer agent before 12:30 p.m. (Eastern time) on each day the Exchange and the Federal Reserve Bank of Philadelphia are open (business day) will be priced based on the next NAV calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m. but before 4:00 p.m. on each day the Exchange and the Federal Reserve Bank of Philadelphia are open will be priced based on the next NAV calculated on that day, but shareholders will not receive dividends for that day.

NAV is calculated separately for each class of shares of each Fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each day the Exchange and the Federal Reserve Bank of Philadelphia are open. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. Each Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.

Each of the Funds have been accepted into the U.S. Treasury Department’s Temporary Guarantee Program (the “Program”) for Money Market Funds, which terminates on April 30, 2009, unless extended.

The Program provides a guarantee to shareholders of each Fund up to the amount held in the Fund as of the close of business on September 19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Program. It also means that if an investor’s balance is below its September 19, 2008 level, the investor can bring it back up to that level and it will be covered. Note that the Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in the Fund through a new account, the new balance would not be covered.

The Program is temporary and set to expire on April 30, 2009, at which point the U.S. Treasury Department can opt to extend it to no later than September 18, 2009. The Funds have paid to be covered under the Program. For the initial three months of the Program (ending December 18, 2008), each Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008 and, for the extension period (ending April 30, 2009), each Fund paid a participation fee of 0.015% of the Fund’s net asset value as of September 19, 2008. The Program is implemented under the U.S. Treasury Department’s Exchange Stabilization Fund (ESF), and guarantee payments under the Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about $50 billion. For additional information on the Program, you can visit the U.S. Treasury Department’s website at www.ustreas.gov.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Distributions of net investment income derived by a Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at net asset value without a sales charge unless you instruct PNC GIS in writing to pay them in cash. You will begin accruing dividends on the day following the date your purchase becomes effective. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. The Municipal Money Market Portfolio and the State Municipal Money Market Funds intend to make distributions, most of which will be excludable from gross income for Federal income tax purposes and, for the State Municipal Money Market Funds, for purposes of the designated state’s personal income tax and, in certain instances, local personal income tax. Where applicable, each State Municipal Money Market Fund also intends that the value of its shares will be exempt from state and/or local intangible personal property tax in the designated state, although it cannot guarantee that this will always be the case.

The Municipal Money Market Portfolio and the State Municipal Money Market Funds will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). To the extent that the dividends distributed by one of such Funds are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. To the extent dividends distributed by a State Municipal Money Market Fund are from bond interest income that is excludable from income for state income tax purposes in the designated state, they are exempt from personal income tax of the designated state (and in certain circumstances, local income tax). To the extent applicable, the value of a State Municipal Money Market Fund’s shares should be exempt from state and/or local intangible personal property taxes in the designated state. If you hold shares in the Municipal Money Market Portfolio or a State Municipal Money Market Fund investing in a designated state other than your state of residence, dividends received generally will be subject to state and, where applicable, local personal income tax.

There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Generally, within 60 days after the end of a Fund’s taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends will generally be subject to a 30% withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

By law, your taxable dividends will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It also refers to certain state tax consequences of investing in a State Municipal Money Market Fund and the Municipal Money Market Portfolio. This discussion is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Money Market Portfolio
	Institutional Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0346	0.0498	0.0436	0.0233	0.0083

Dividends from net investment income	(0.0346)	(0.0498)	(0.0436)	(0.0233)	(0.0083)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	3.52%	5.10%	4.44%	2.36%	0.84%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.42%	0.42%	0.42%	0.42%	0.42%

Total expenses	0.56%	0.58%	0.63%	0.71%	0.63%

Net investment income	3.57%	4.99%	4.36%	2.30%	0.78%

Supplemental Data

Net assets, end of year (000)	$595,728	$745,726	$568,058	$574,473	$593,380

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0312	0.0461	0.0399	0.0199	0.0044

Dividends from net investment income	(0.0312)	(0.0461)	(0.0399)	(0.0199)	(0.0044)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	3.16%	4.71%	4.07%	2.01%	0.44%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.76%	0.79%	0.79%	0.76%	0.82%

Total expenses	0.87%	0.92%	1.05%	1.06%	1.13%

Net investment income	3.07%	4.61%	3.98%	2.04%	0.43%

Supplemental Data

Net assets, end of year (000)	$461,079	$393,399	$399,656	$433,609	$362,495

Financial Highlights (continued)

	Investor B Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0250	0.0418	0.0354	0.0151	0.0015

Dividends from net investment income	(0.0250)	(0.0418)	(0.0354)	(0.0151)	(0.0015)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.53%	4.27%	3.60%	1.52%	0.15%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	1.39%	1.22%	1.24%	1.24%	1.10%

Total expenses	1.77%	1.83%	1.83%	1.74%	1.79%

Net investment income	2.40%	4.18%	3.54%	1.66%	0.14%

Supplemental Data

Net assets, end of year (000)	$15,835	$11,532	$19,462	$18,716	$8,924

Financial Highlights (continued)

	Investor C Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0250	0.0417	0.0354	0.0151	0.0014

Dividends from net investment income	(0.0250)	(0.0417)	(0.0354)	(0.0151)	(0.0014)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.53%	4.25%	3.60%	1.52%	0.15%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	1.42%	1.24%	1.24%	1.24%	1.10%

Total expenses	1.66%	1.79%	1.78%	1.73%	1.79%

Net investment income	2.15%	4.16%	3.59%	1.79%	0.14%

Supplemental Data

Net assets, end of year (000)	$25,356	$5,109	$8,866	$5,043	$884

Financial Highlights (continued)

U.S. Treasury Money Market Portfolio

	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0234	0.0478	0.0422	0.0221	0.0072

Dividends from net investment income	(0.0234)	(0.0478)	(0.0422)	(0.0221)	(0.0072)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.37%	4.89%	4.30%	2.23%	0.72%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.41%	0.41%	0.41%	0.41%	0.41%

Total expenses	0.59%	0.61%	0.65%	0.73%	0.70%

Net investment income	2.26%	4.75%	4.26%	2.18%	0.68%

Supplemental Data

Net assets, end of year (000)	$382,033	$312,979	$211,960	$164,905	$176,136

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0206	0.0450	0.0388	0.0186	0.0031

Dividends from net investment income	(0.0206)	(0.0450)	(0.0388)	(0.0186)	(0.0031)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.08%	4.59%	3.95%	1.88%	0.31%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.69%	0.70%	0.75%	0.75%	0.82%

Total expenses	0.85%	0.86%	1.04%	1.07%	1.19%

Net investment income	1.86%	4.49%	3.86%	1.83%	0.31%

Supplemental Data

Net assets, end of year (000)	$123,316	$31,970	$28,593	$31,990	$41,283

Financial Highlights (continued)

Municipal Money Market Portfolio

	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0234	0.0331	0.0289	0.0172	0.0073

Dividends from net investment income	(0.0234)	(0.0331)	(0.0289)	(0.0172)	(0.0073)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.36%	3.36%	2.93%	1.74%	0.73%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.42%	0.42%	0.42%	0.42%	0.42%

Total expenses	0.60%	0.63%	0.67%	0.74%	0.71%

Net investment income	2.26%	3.29%	2.88%	1.69%	0.69%

Supplemental Data

Net assets, end of year (000)	$92,663	$42,083	$61,154	$75,789	$126,534

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0205	0.0302	0.0258	0.0136	0.0042

Dividends from net investment income	(0.0205)	(0.0302)	(0.0258)	(0.0136)	(0.0042)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.07%	3.06%	2.61%	1.37%	0.43%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.71%	0.71%	0.73%	0.79%	0.72%

Total expenses	0.86%	0.89%	1.03%	1.11%	1.19%

Net investment income	2.02%	3.01%	2.53%	1.29%	0.42%

Supplemental Data

Net assets, end of year (000)	$7,004	$3,776	$2,830	$4,262	$7,322

Financial Highlights (continued)

New Jersey Municipal Money Market Portfolio
	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0228	0.0326	0.0285	0.0175	0.0074

Dividends from net investment income	(0.0228)	(0.0326)	(0.0285)	(0.0175)	(0.0074)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.30%	3.31%	2.89%	1.76%	0.74%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses	0.61%	0.62%	0.66%	0.74%	0.72%

Net investment income	2.30%	3.26%	2.88%	1.73%	0.74%

Supplemental Data

Net assets, end of year (000)	$114,696	$156,005	$99,173	$74,329	$80,530

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0200	0.0298	0.0255	0.0138	0.0044

Dividends from net investment income	(0.0200)	(0.0298)	(0.0255)	(0.0138)	(0.0044)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.02%	3.03%	2.58%	1.39%	0.44%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.67%	0.67%	0.69%	0.75%	0.69%

Total expenses	0.86%	0.87%	1.02%	1.11%	1.21%

Net investment income	1.96%	2.99%	2.56%	1.40%	0.43%

Supplemental Data

Net assets, end of year (000)	$27,216	$30,250	$17,662	$15,027	$12,821

Financial Highlights (continued)

North Carolina Municipal Money Market Portfolio

	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0234	0.0336	0.0299	0.0185	0.0084

Dividends from net investment income	(0.0234)	(0.0336)	(0.0299)	(0.0185)	(0.0084)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.37%	3.42%	3.04%	1.87%	0.85%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.30%	0.30%	0.30%	0.30%	0.30%

Total expenses	0.67%	0.68%	0.70%	0.80%	0.74%

Net investment income	2.31%	3.36%	3.00%	1.84%	0.84%

Supplemental Data

Net assets, end of year (000)	$60,404	$66,246	$61,086	$56,017	$58,168

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0190	0.0298	0.0264	0.0151	0.0054

Dividends from net investment income	(0.0190)	(0.0298)	(0.0264)	(0.0151)	(0.0054)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	1.92%	3.03%	2.67%	1.52%	0.55%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.74%	0.67%	0.66%	0.64%	0.60%

Total expenses	1.08%	1.02%	1.10%	1.15%	1.23%

Net investment income	1.98%	2.98%	2.64%	1.51%	0.54%

Supplemental Data

Net assets, end of year (000)	$155	$189	$316	$321	$319

Financial Highlights (continued)

Ohio Municipal Money Market Portfolio

	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0245	0.0336	0.0297	0.0182	0.0087

Dividends from net investment income	(0.0245)	(0.0336)	(0.0297)	(0.0182)	(0.0087)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.48%	3.41%	3.01%	1.83%	0.87%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses	0.62%	0.62%	0.67%	0.73%	0.72%

Net investment income	2.41%	3.35%	2.99%	1.79%	0.87%

Supplemental Data

Net assets, end of year (000)	$137,274	$101,325	$131,016	$88,697	$122,030

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0217	0.0308	0.0267	0.0150	0.0046

Dividends from net investment income	(0.0217)	(0.0308)	(0.0267)	(0.0150)	(0.0046)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.20%	3.13%	2.70%	1.51%	0.46%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.67%	0.67%	0.69%	0.71%	0.80%

Total expenses	0.87%	0.87%	1.01%	1.06%	1.20%

Net investment income	2.13%	3.08%	2.67%	1.47%	0.46%

Supplemental Data

Net assets, end of year (000)	$41,209	$22,201	$20,267	$20,893	$32,171

Financial Highlights (continued)

Pennsylvania Municipal Money Market Portfolio

	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0222	0.0329	0.0290	0.0178	0.0073

Dividends from net investment income	(0.0222)	(0.0329)	(0.0290)	(0.0178)	(0.0073)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.24%	3.34%	2.94%	1.79%	0.73%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.42%	0.42%	0.42%	0.42%	0.42%

Total expenses	0.58%	0.59%	0.64%	0.72%	0.71%

Net investment income	2.21%	3.29%	2.92%	1.78%	0.73%

Supplemental Data

Net assets, end of year (000)	$535,882	$500,402	$464,708	$430,376	$426,130

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0194	0.0300	0.0259	0.0155	0.0045

Dividends from net investment income	(0.0194)	(0.0300)	(0.0259)	(0.0155)	(0.0045)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	1.96%	3.05%	2.62%	1.56%	0.45%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.70%	0.71%	0.73%	0.65%	0.70%

Total expenses	0.83%	0.85%	1.01%	0.96%	1.17%

Net investment income	1.68%	3.00%	2.49%	1.64%	0.44%

Supplemental Data

Net assets, end of year (000)	$36,708	$33,490	$28,542	$72,079	$29,647

Financial Highlights (concluded)

Virginia Municipal Money Market Portfolio

	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0228	0.0336	0.0295	0.0181	0.0082

Dividends from net investment income	(0.0228)	(0.0336)	(0.0295)	(0.0181)	(0.0082)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.31%	3.42%	2.99%	1.83%	0.82%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.30%	0.30%	0.29%	0.30%	0.30%

Total expenses	0.65%	0.67%	0.75%	0.92%	0.89%

Net investment income	2.30%	3.37%	3.03%	1.84%	0.83%

Supplemental Data

Net assets, end of year (000)	$90,845	$81,190	$71,518	$24,169	$17,857

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

Glossary

Glossary of Investment Terms

Asset-Backed Securities — debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Commercial Paper — short-term securities, which are issued by banks, corporations and others, with maturities of 1 to 397 days.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in a Fund, the more weight it gets in calculating this average.

Liquidity — liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations — these provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security — a short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities.

Revenue Bonds — bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper — short-term Municipal Securities with maturities of 1 to 270 days.

Repurchase Agreement — a special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Variable or Floating Rate Securities — securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Glossary of Expense Terms

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value (NAV) — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

[This page intentionally left blank]

For More Information

Funds and Service Providers

THE FUNDS

BlackRock FundsSM
   BlackRock Money Market Portfolio
   BlackRock U.S. Treasury Money Market Portfolio
   BlackRock Municipal Money Market Portfolio
   BlackRock New Jersey Money Market Portfolio
   BlackRock North Carolina Municipal Money Market Portfolio
   BlackRock Ohio Municipal Money Market Portfolio
   BlackRock Pennsylvania Municipal Money Market Portfolio
   BlackRock Virginia Municipal Money Market Portfolio

Written Correspondence:
c/o PNC Global Investment
   Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 441-7762

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MM-INV-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Money Market Portfolio
BlackRock U.S. Treasury Money Market Portfolio
BlackRock Municipal Money Market Portfolio
BlackRock New Jersey Municipal Money Market Portfolio
BlackRock North Carolina Municipal Money Market Portfolio
BlackRock Ohio Municipal Money Market Portfolio
BlackRock Pennsylvania Municipal Money Market Portfolio
BlackRock Virginia Municipal Money Market Portfolio

Service Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dear Shareholder:

BlackRock is pleased to announce several new enhancements to our fund prospectuses. These changes include:

A new plain English style in an updated format to make the prospectus more user-friendly: The redesigned prospectus provides a clearer description of the funds’ investment strategies and risks as well as the various options available to investors for purchasing, exchanging and redeeming fund shares.

The packaging of similar funds: BlackRock has grouped like funds together in the same prospectus, which may result in reduced costs to the funds.

We continue to encourage you to take advantage of electronic delivery of prospectuses in lieu of receiving printed prospectuses as it reduces expenses borne by shareholders, and it is more environmentally friendly. To go paperless, please contact your financial professional or go online to www.blackrock.com/edelivery for more information.

At BlackRock, our interest continues to focus solely on those interests of our clients. We appreciate the trust you give our investment professionals and look forward to providing additional enhancements and services in the future. For more information, please do not hesitate to contact your financial professional or BlackRock at 800-537-4942 or visit our website at www.blackrock.com.

Very truly yours,

BlackRock Funds

Funds Overview	Key facts and details about the Funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information
	Key Facts About the Funds	4
	Money Market Portfolio	4
	U.S. Treasury Money Market Portfolio	8
	Municipal Money Market Portfolio	11
	New Jersey Municipal Money Market Portfolio	15
	North Carolina Municipal Money Market Portfolio	19
	Ohio Municipal Money Market Portfolio	23
	Pennsylvania Municipal Money Market Portfolio	27
	Virginia Municipal Money Market Portfolio	31

Details About the Funds	How the Funds Invest	35
	Investment Risks	41

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and Distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	43
	How to Buy, Sell and Transfer Shares	44
	Funds’ Rights	47
	Short-Term Trading Policy	48
	Redemption Fee	49
	Distribution and Service Payments	49

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	51
	Conflicts of Interest	52
	Valuation of Fund Investments	53
	Dividends, Distributions and Taxes	54

Financial Highlights	Financial Performance of the Funds	56

General Information	Shareholder Documents	64
	Certain Fund Policies	64
	Statement of Additional Information	65

Glossary	Glossary of Investment Terms	66

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about BlackRock Money Market Portfolio (“Money Market Portfolio”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury Money Market Portfolio”), BlackRock Municipal Money Market Portfolio (“Municipal Money Market Portfolio”), BlackRock New Jersey Money Market Portfolio (“New Jersey Municipal Money Market Portfolio”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal Money Market Portfolio”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal Money Market Portfolio”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal Money Market Portfolio”), BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal Money Market Portfolio”), each a series of BlackRock FundsSM (the “Trust”). Each of Money Market Portfolio, U.S. Treasury Portfolio, Municipal Money Market Portfolio, New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio represents a separate portfolio of securities and each has its own investment objective. Each is individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds”. New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio may be collectively referred to herein as the “State Municipal Money Market Funds”.

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to the Fund’s sub-adviser, BlackRock Institutional Management Corporation.

Each Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open-end investment company (a “master” fund) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the its assets directly.

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the Fund’s section to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold face type in the text are defined in the Glossary section.

Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

4

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

  The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

  Foreign Securities Risk — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are looking for preservation of capital

  Are looking for current income and liquidity

5

Risk/Return Information

The chart and table shown below give you a picture of the Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.11% (quarter ended June 30, 2004).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Money Market Portfolio — Service Shares
Return Before Taxes	2.65%	3.04%	3.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

6

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.43%

Service Fees	0.25%

Other Expenses	0.27%[1]

Total Annual Fund Operating Expenses[2]	0.95%

Fee Waivers and Expense Reimbursements[3]	(0.23)%

Net Annual Fund Operating Expenses[3]	0.72%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.72% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$74	$280	$503	$1,145

7

U.S. Treasury Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the U.S. Treasury Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests 80% of its net assets in short term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the U.S. Treasury Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The U.S. Treasury Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are looking for preservation of capital

  Are looking for current income and liquidity

8

Risk/Return Information

The chart and table shown below give you a picture of the U.S. Treasury Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
U.S. Treasury Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.03% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock U.S. Treasury Money Market Portfolio — Service
Return Before Taxes	1.20%	2.58%	2.78%

9

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the U.S. Treasury Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.20%[1]

Total Annual Fund Operating Expenses[2]	0.90%

Fee Waivers and Expense Reimbursements[3]	(0.19)%

Net Annual Fund Operating Expenses[3]	0.71%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.71% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the U.S. Treasury Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$73	$268	$480	$1,090

10

Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

In pursuit of its investment objective, the Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and the Federal Alternative Minimum Tax. The Fund intends to invest so that less than 25% of its total assets are Municipal Securities of issuers located in the same state.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer.

Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

11

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities

  Are looking for preservation of capital

  Are looking for current income and liquidity

12

Risk/Return Information

The chart and table shown below give you a picture of the Municipal Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.93% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.07% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Municipal Money Market Portfolio — Service
Return Before Taxes	1.67%	1.96%	1.97%

13

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.25%[1]

Total Annual Fund Operating Expenses[2]	0.95%

Fee Waivers and Expense Reimbursements[3]	(0.23)%

Net Annual Fund Operating Expenses[3]	0.72%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.72% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$74	$280	$503	$1,145

14

New Jersey Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the New Jersey Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in New Jersey. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and New Jersey state income tax. In addition, the Fund normally invests at least 80% of its assets in New Jersey Municipal Securities and other obligations which, in bond counsel’s opinion, are statutorily free from state and local taxation under the laws of New Jersey or the United States in order to qualify as a “qualified investment fund” under New Jersey law. The Fund may invest in Municipal Securities of issuers located outside of New Jersey the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and New Jersey state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

15

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the New Jersey Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The New Jersey Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in New Jersey

  Are looking for preservation of capital

  Are looking for current income and liquidity

16

Risk/Return Information

The chart and table shown below give you a picture of the New Jersey Municipal Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
New Jersey Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.91% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.09% (quarter ended March 31, 2004).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock New Jersey Municipal Money Market Portfolio — Service
Return Before Taxes	1.69%	1.96%	1.93%

17

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the New Jersey Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.28%[1]

Total Annual Fund Operating Expenses[2]	0.98%

Fee Waivers and Expense Reimbursements[3]	(0.29)%

Net Annual Fund Operating Expenses[3]	0.69%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.69% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the New Jersey Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$70	$283	$513	$1,175

18

North Carolina Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the North Carolina Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in North Carolina. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and North Carolina state income tax. The Fund may invest in Municipal Securities of issuers located outside of North Carolina, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and North Carolina state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

19

  There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the North Carolina Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The North Carolina Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in North Carolina

  Are looking for preservation of capital

  Are looking for current income and liquidity

20

Risk/Return Information

The chart and table shown below give you a picture of the North Carolina Municipal Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
North Carolina Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.94% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.10% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock North Carolina Municipal Money Market Portfolio — Service
Return Before Taxes	1.69%	2.05%	2.02%

21

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the North Carolina Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.23%[1]

Total Annual Fund Operating Expenses[2]	0.93%

Fee Waivers and Expense Reimbursements[3]	(0.33)%

Net Annual Fund Operating Expenses[3]	0.60%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.60% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Service Shares Net Annual Fund Operating Expenses were 0.59%. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the North Carolina Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$61	$263	$482	$1,113

22

Ohio Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Ohio Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in Ohio. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other security, is exempt from regular Federal income tax and Ohio state income tax. The Fund may invest in Municipal Securities of issuers located outside of Ohio, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Ohio state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

23

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Ohio Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Ohio Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in Ohio

  Are looking for preservation of capital

  Are looking for current income and liquidity

24

Risk/Return Information

The chart and table shown below give you a picture of the Ohio Municipal Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Ohio Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.96% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.12% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Ohio Municipal Money Market Portfolio — Service
Return Before Taxes	1.91%	2.09%	2.09%

25

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Ohio Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.25%[1]

Total Annual Fund Operating Expenses[2]	0.95%

Fee Waivers and Expense Reimbursements[3]	(0.26)%

Net Annual Fund Operating Expenses[3]	0.69%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.69% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Ohio Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$70	$277	$500	$1,143

26

Pennsylvania Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Pennsylvania Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in Pennsylvania. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Pennsylvania state income tax. The Fund may invest in Municipal Securities of issuers located outside of Pennsylvania, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Pennsylvania state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

27

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Pennsylvania Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Pennsylvania Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in Pennsylvania

  Are looking for preservation of capital

  Are looking for current income and liquidity

28

Risk/Return Information

The chart and table shown below give you a picture of the Pennsylvania Municipal Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Pennsylvania Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.92% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.09% (quarter ended March 31, 2004).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Pennsylvania Municipal Money Market Portfolio — Service
Return Before Taxes	1.55%	1.95%	1.94%

29

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Pennsylvania Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.19%[1]

Total Annual Fund Operating Expenses[2]	0.89%

Fee Waivers and Expense Reimbursements[3]	(0.17)%

Net Annual Fund Operating Expenses[3]	0.72%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.72% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Pennsylvania Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$74	$267	$476	$1,080

30

Virginia Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Virginia Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in Virginia. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Virginia state income tax. The Fund may invest in Municipal Securities of issuers located outside of Virginia, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Virginia state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

31

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Virginia Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Virginia Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in Virginia

  Are looking for preservation of capital

  Are looking for current income and liquidity

32

Risk/Return Information

The chart and table shown below give you a picture of the Virginia Municipal Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

For the periods October 8, 2003 through May 12, 2005, June 28, 2005 through April 23, 2006, and May 3, 2006 through June 1, 2006, there were no Service Shares outstanding. For the periods during which Service Shares were not outstanding, the performance of the Service Shares is based on the return of Institutional Shares, adjusted to reflect the expenses of Service Shares.

Service Shares
ANNUAL TOTAL RETURNS
Virginia Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.96% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.12% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Virginia Municipal Money Market Portfolio — Service
Return Before Taxes	1.58%	2.01%	2.06%

33

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Virginia Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.19%

Total Annual Fund Operating Expenses	0.89%

Fee Waivers and Expense Reimbursements[1]	(0.29)%

Net Annual Fund Operating Expenses[1]	0.60%

[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.60% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Service Shares Net Annual Fund Operating Expenses were 0.58%. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Virginia Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$61	$255	$465	$1,069

34

Details About the Funds

How the Funds Invest

Investment Process

BlackRock considers a variety of factors when choosing investments for each Fund, including the following:

Quality

Each Fund management team, under guidelines established by the Trust’s Board of Trustees (the “Board”), will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two nationally recognized statistical rating organizations (“NRSROs”), or one such rating if the security is rated by only one NRSRO. Securities that do not have a short-term rating must be determined by the Fund management team to be of comparable quality.

Maturity

Each Fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. Each Fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The securities in which each Fund invests may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Each Fund seeks to maintain a net asset value of $1.00 per share. The securities purchased by each Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Money Market Portfolio

Investment Goal

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Specifically, the Fund may invest in:

  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks)

  High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

  Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables)

  Securities issued or guaranteed by the U.S. Government or by its agencies or authorities

  Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities

  Repurchase agreements relating to the above instruments

35

U.S. Treasury Money Market Portfolio

Investment Goal

The investment objective of the U.S. Treasury Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund normally invests at least 80% of its net assets in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.

Municipal Money Market Portfolio

Investment Goal

The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests primarily in Municipal Securities.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax.

New Jersey Municipal Money Market Portfolio

Investment Goal

The investment objective of the New Jersey Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

36

Primary Investment Strategies

The Fund invests primarily in Municipal Securities of issuers located in New Jersey.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and New Jersey state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or New Jersey state income tax and securities which are subject to regular Federal income tax and New Jersey state income tax.

In addition, the Fund normally invests at least 80% of its assets in New Jersey Municipal Securities and other obligations which, in bond counsel’s opinion, are statutorily free from state and local taxation under the laws of New Jersey or the United States in order to qualify as a “qualified investment fund” under New Jersey law. The Fund may invest in Municipal Securities of issuers located outside of New Jersey, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and New Jersey state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and New Jersey state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

North Carolina Municipal Money Market Portfolio

Investment Goal

The investment objective of the North Carolina Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in North Carolina.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

37

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and North Carolina state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or North Carolina state income tax and securities which are subject to regular Federal income tax and North Carolina state income tax. The Fund may invest in Municipal Securities of issuers located outside of North Carolina, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and North Carolina state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and North Carolina state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Ohio Municipal Money Market Portfolio

Investment Goal

The investment objective of the Ohio Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in Ohio.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Ohio state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or Ohio state income tax and securities which are subject to regular Federal income tax and Ohio state income tax. The Fund may invest in Municipal Securities of issuers located outside of Ohio, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Ohio state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

38

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Ohio state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Pennsylvania Municipal Money Market Portfolio

Investment Goal

The investment objective of the Pennsylvania Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in Pennsylvania.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Pennsylvania state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or Pennsylvania state income tax and securities which are subject to regular Federal income tax and Pennsylvania state income tax. The Fund may invest in Municipal Securities of issuers located outside of Pennsylvania, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Pennsylvania state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Pennsylvania state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Virginia Municipal Money Market Portfolio

Investment Goal

The investment objective of the Virginia Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

39

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in Virginia. Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of The Municipal Security or other instrument, is exempt from regular Federal income tax and Virginia state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or Virginia state income tax and securities which are subject to regular Federal income tax and Virginia state income tax. The Fund may invest in Municipal Securities of issuers located outside of Virginia, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Virginia state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Virginia state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Other Investment Strategies Applicable to all Funds

In addition to the main strategies discussed above, each Fund may use certain other investment strategies, including the following:

  Investment Company Securities — Each Fund may invest in securities issued by other open-end or closed-end investment companies as permitted by the Investment Company Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from Federal income tax.

  Uninvested Cash Reserves — Each Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

  Variable and Floating Rate Instruments — Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Other Investment Strategies Applicable to Municipal Money Market Portfolio and State Municipal Money Market Funds

In addition to the strategies discussed above, the Municipal Money Market Portfolio and each State Municipal Money Market Fund may use certain other investment strategies, including the following:

  Bonds — The Municipal Money Market Portfolio may invest up to 20% of its assets, and each State Municipal Money Market Fund may invest without limit, in bonds, the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

40

  Temporary Defensive Strategies — It is possible that in extreme market conditions, the Municipal Money Market Portfolio and each State Municipal Money Market Fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore subject to regular Federal income tax and the applicable state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from a market upswing, thus reducing a Fund’s opportunity to achieve its investment goal. In certain states, a Fund that invests more of its assets in securities that are not Municipal Securities issued by issuers in that state will not be able to pay dividends exempt from the state’s personal income tax.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” the Statement of Additional Information (“SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that any Fund will meet its objective or that any Fund’s performance will be positive for any period of time. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

Main Risks of Investing in a Fund:

Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Non-Diversification Risk (State Municipal Money Market Funds) — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a Fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Municipal Securities Risk (Municipal Money Market Portfolio and State Municipal Money Market Funds) — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that a Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

41

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for a Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

Financial Services Industry Risk (Money Market Portfolio) — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Securities Risk (Money Market Portfolio) — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

Municipal Securities Concentration Risk (Municipal Money Market Portfolio and State Municipal Money Market Funds) — From time to time a Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Variable and Floating Rate Instruments Risk — A Fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Legal Opinion Risk (Municipal Money Market Portfolio and State Municipal Money Market Funds) — The Municipal Money Market Portfolio and each State Municipal Money Market Fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-exempt status of investments and will not do its own analysis. The status of a Municipal Security as tax-exempt may be effected by events that occur after the Municipal Security is issued.

42

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund offers multiple share classes (Service Shares in this prospectus for Money Market Portfolio, U.S. Treasury Money Market Portfolio, Municipal Money Market Portfolio, New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your financial institution (such as banks and brokerage firms) (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the Service Share class of each of the Funds.

Service Share Class at a Glance

Service Shares

Availability	Limited to certain investors, including: financial intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital
DirectionsSM asset allocation program. Service Shares will normally be held by financial intermediaries or in the name of nominees of financial intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a financial intermediary through procedures established by such financial intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the financial intermediaries. A customer’s ownership of shares will be recorded by the financial intermediary and reflected in the account statements provided by such financial intermediaries to their customers. Investors wishing to purchase Service Shares should contact their financial intermediaries.

Minimum Investment	$5,000. However, financial intermediaries may set a higher minimum for their customers.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee, 0.25% Annual Service Fee.

Redemption Fees?	No.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

43

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

A Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

In addition, a Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with the PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.

44

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of	Refer to the minimum initial investment in the share class table of this
	your investment	prospectus.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	intermediary submit your	net asset value after your order is placed. Any purchase orders placed
	purchase order	prior to the close of business on the New York Stock Exchange (the
“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Financial intermediaries may charge a processing fee to confirm a purchase.

Add to your	Purchase additional shares	There is no minimum amount for additional investments.
investment
	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary.
intermediary submit your
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call the Fund at (800) 537-4942 and speak
	accounts held directly with	with one of our representatives. The Fund has the right to reject any
	BlackRock)	telephone request for any reason.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders placed by wire prior to the close of business on the Exchange will be priced at the net asset value determined that day. Contact your financial intermediary or
BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call
BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

Each Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
BlackRock at (800) 537-4942, or contact your financial intermediary (if your account is not held directly with BlackRock).

How to Pay for	Making payment for	Payment for Service Shares must normally be made in Federal funds
Shares	purchases	or other immediately available funds by your financial professional or other financial intermediary but in no event later than 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Trust, be made in the form of securities that are permissible investments for the respective Fund. If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the Fund.

45

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can make redemption requests through your financial professional
Redemption of	intermediary submit your	or financial intermediary in accordance with the procedures applicable
Shares	sales order	to your accounts. These procedures may vary according to the type of account and the financial intermediary involved and customers should consult their financial intermediary in this regard. Financial intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis.

Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their financial intermediaries. Financial intermediaries may place redemption orders by telephoning (800) 537-4942. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the Exchange (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain circumstances.

Methods of Redeeming:

Redeem by Telephone: Institutions may place redemption orders by telephoning (800) 537-4942.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions will be sent via wire to the bank account of record.

Redeem in Writing: Redemption requests may be sent in proper form to BlackRock Funds c/o PNC Global Investment Servicing (U.S.) Inc.,
P.O. Box 9819, Providence, RI 02940. Under certain circumstances, a medallion signature guarantee will be required.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before
4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Funds’ custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Funds’
custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

46

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	Shares can be redeemed by Federal wire transfer to a single
Redemption of	intermediary submit your	previously designated bank account. No charge for wiring redemption
Shares	sales order (continued)	payments with respect to Service Shares is imposed by the Fund,
(continued)		although financial intermediaries may charge their customers for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their financial intermediaries. You are responsible for any additional charges imposed by your bank for wire transfers.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Transfer your Account

Transfer Shares	Transfer to a participating	You may transfer your shares of the Fund only to another securities
to Another	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Securities	financial intermediary	services may not be available for the transferred shares. All future
Dealer or Other		trading of these assets must be coordinated by the receiving firm.
Financial
Intermediary

	Transfer to a non-participating	You must either:
	securities dealer or other	• Transfer your shares to an account with the Fund; or
	financial intermediary	• Sell your shares, paying any applicable deferred sales charge.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the required minimum initial investment due to redemptions you have made. You will be notified that the value of your account is less than the required minimum initial investment before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the required minimum initial investment before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

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Short-Term Trading Policy

The Board of the Trust has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.

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Redemption Fee

The Funds do not charge a redemption fee. However, certain BlackRock Funds listed below (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Energy & Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock Energy & Resources Portfolio	BlackRock Latin America Fund, Inc.
BlackRock EuroFund	BlackRock Pacific Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Index Fund
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows the Trust to pay distribution fees on behalf of each Fund for the sale of the Fund shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders. The Funds do not make distribution payments under the Plans with respect to Service Shares.

Plan Payments

Under the Plan, the Trust pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Groups, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of each Fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

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Because the fees paid by the Trust on behalf of the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plans, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Trust on behalf of the Funds may pay to a Financial Intermediary pursuant to a Plan and fees that the Trust on behalf of the Funds pays to its Transfer Agent, BlackRock, on behalf of the Trust, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Trust on behalf of the Funds will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Institutional Management Corporation (“BIMC”), an affiliate of BlackRock, acts as sub-adviser to each Fund. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly.

With respect to each Fund, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.450%

$1 billion – $2 billion	0.400%

$2 billion – $3 billion	0.375%

Greater than $3 billion	0.350%

BlackRock has agreed contractually to cap net expenses for each of the Funds (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each Fund at the levels shown in the respective Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock and the Trust have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

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BlackRock has entered into a sub-advisory agreement, with respect to each Fund, with BIMC under which BlackRock pays BIMC a monthly fee for services it provides at an annual rate equal to a percentage of the management fee paid to BlackRock under the Management Agreement. BIMC is responsible for the day-to-day management of the Funds.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock aggregate management fees, net of any applicable waivers, as a percentage of the Fund’s average daily net assets as follows:

Money Market Portfolio	0.32%

U.S. Treasury Money Market Portfolio	0.29%

Municipal Money Market Portfolio	0.29%

New Jersey Municipal Money Market Portfolio	0.25%

North Carolina Municipal Money Market Portfolio	0.11%

Ohio Municipal Money Market Portfolio	0.25%

Pennsylvania Municipal Money Market Portfolio	0.32%

Virginia Municipal Money Market Portfolio	0.14%

A discussion of the basis for the Board’s approval of the Management Agreement and sub-advisory agreement with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or

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otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board of Trustees, the Trust, on behalf of each Fund, has retained an affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

A fund that invests all of its assets in a corresponding “master” fund is known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeders of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master portfolio. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

Valuation of Fund Investments

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value (“NAV”) per share is $1.00. When you buy Investor or Institutional Shares you pay the NAV per share. Although each Fund described in this prospectus seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so.

The Funds’ investments are valued based on the amortized cost method described in the SAI.

PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”), formerly PFPC Inc., each Fund’s Transfer Agent, will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the Transfer Agent with your check. Please call (800) 537-4942 for a purchase application. Purchase orders received by the transfer agent before 12:30 p.m. (Eastern time) on each day the Exchange and the Federal Reserve Bank of Philadelphia are open (business day) will be priced based on the next NAV calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m. but before 4:00 p.m. on each day the Exchange and the Federal Reserve Bank of Philadelphia are open will be priced based on the next NAV calculated on that day, but shareholders will not receive dividends for that day.

NAV is calculated separately for each class of shares of each Fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each day the Exchange and the Federal Reserve Bank of Philadelphia are open. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. Each Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.

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Each of the Funds have been accepted into the U.S. Treasury Department’s Temporary Guarantee Program (the “Program”) for Money Market Funds, which terminates on April 30, 2009, unless extended.

The Program provides a guarantee to shareholders of each Fund up to the amount held in the Fund as of the close of business on September 19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Program. It also means that if an investor’s balance is below its September 19, 2008 level, the investor can bring it back up to that level and it will be covered. Note that the Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in the Fund through a new account, the new balance would not be covered.

The Program is temporary and set to expire on April 30, 2009, at which point the U.S. Treasury Department can opt to extend it to no later than September 18, 2009. The Funds have paid to be covered under the Program. For the initial three months of the Program (ending December 18, 2008), each Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008 and, for the extension period (ending April 30, 2009), each Fund paid a participation fee of 0.015% of the Fund’s net asset value as of September 19, 2008. The Program is implemented under the U.S. Treasury Department’s Exchange Stabilization Fund (ESF), and guarantee payments under the Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about $50 billion. For additional information on the Program, you can visit the U.S. Treasury Department’s website at www.ustreas.gov.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Distributions of net investment income derived by a Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at net asset value without a sales charge unless you instruct PNC GIS in writing to pay them in cash. You will begin accruing dividends on the day following the date your purchase becomes effective. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. The Municipal Money Market Portfolio and the State Municipal Money Market Funds intend to make distributions, most of which will be excludable from gross income for Federal income tax purposes and, for the State Municipal Money Market Funds, for purposes of the designated state’s personal income tax and, in certain instances, local personal income tax. Where applicable, each State Municipal Money Market Fund also intends that the value of its shares will be exempt from state and/or local intangible personal property tax in the designated state, although it cannot guarantee that this will always be the case.

The Municipal Money Market Portfolio and the State Municipal Money Market Funds will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). To the extent that the dividends distributed by one of such Funds are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. To the extent dividends distributed by a State Municipal Money Market Fund are from bond interest income that is excludable from income for state income tax purposes in the designated state, they are exempt from personal income tax of the designated state (and in certain circumstances, local income tax). To the extent applicable, the value of a State Municipal Money Market Fund’s shares should be exempt from state and/or local intangible personal property taxes in the designated state. If you hold shares in the Municipal Money Market Portfolio or a State Municipal Money Market Fund investing in a designated state other than your state of residence, dividends received generally will be subject to state and, where applicable, local personal income tax.

There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

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Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Generally, within 60 days after the end of a Fund’s taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends will generally be subject to a 30% withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

By law, your taxable dividends will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It also refers to certain state tax consequences of investing in a State Municipal Money Market Fund and the Municipal Money Market Portfolio. This discussion is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

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Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Money Market Portfolio

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0318	0.0469	0.0407	0.0203	0.0054

Dividends from net investment income	(0.0318)	(0.0469)	(0.0407)	(0.0203)	(0.0054)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	3.23%	4.80%	4.14%	2.05%	0.54%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.70%	0.71%	0.71%	0.72%	0.71%

Total expenses	0.81%	0.84%	0.89%	0.96%	0.93%

Net investment income	3.16%	4.69%	4.09%	2.02%	0.54%

Supplemental Data

Net assets, end of year (000)	$454,585	$405,701	$448,015	$411,831	$374,441

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Financial Highlights (continued)

U.S. Treasury Money Market Portfolio

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0206	0.0450	0.0393	0.0190	0.0042

Dividends from net investment income	(0.0206)	(0.0450)	(0.0393)	(0.0190)	(0.0042)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.08%	4.60%	4.00%	1.93%	0.42%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.69%	0.69%	0.70%	0.71%	0.71%

Total expenses	0.84%	0.86%	0.90%	0.98%	0.99%

Net investment income	2.08%	4.50%	3.94%	1.99%	0.41%

Supplemental Data

Net assets, end of year (000)	$289,805	$245,609	$246,517	$257,187	$219,788

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Financial Highlights (continued)

Municipal Money Market Portfolio

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0206	0.0301	0.0260	0.0143	0.0043

Dividends from net investment income	(0.0206)	(0.0301)	(0.0260)	(0.0143)	(0.0043)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.08%	3.05%	2.63%	1.44%	0.43%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.70%	0.72%	0.71%	0.72%	0.72%

Total expenses	0.86%	0.91%	0.91%	0.99%	1.00%

Net investment income	2.06%	3.00%	2.64%	1.45%	0.42%

Supplemental Data

Net assets, end of year (000)	$81,843	$100,454	$132,523	$93,844	$70,344

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Financial Highlights (continued)

New Jersey Municipal Money Market Portfolio

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0200	0.0298	0.0256	0.0145	0.0044

Dividends from net investment income	(0.0200)	(0.0298)	(0.0256)	(0.0145)	(0.0044)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.02%	3.03%	2.60%	1.46%	0.44%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.67%	0.67%	0.68%	0.69%	0.69%

Total expenses	0.86%	0.88%	0.92%	0.99%	1.01%

Net investment income	2.07%	2.98%	2.57%	1.45%	0.44%

Supplemental Data

Net assets, end of year (000)	$25,401	$43,013	$56,955	$59,794	$59,899

59

Financial Highlights (continued)

North Carolina Municipal Money Market Portfolio

			Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0207	0.0307	0.0270	0.0155	0.0054

Dividends from net investment income	(0.0207)	(0.0307)	(0.0270)	(0.0155)	(0.0054)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.08%	3.12%	2.73%	1.56%	0.54%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.58%	0.58%	0.60%	0.60%	0.60%

Total expenses	0.92%	0.94%	0.98%	1.07%	1.03%

Net investment income	2.09%	3.10%	2.61%	1.69%	0.55%

Supplemental Data

Net assets, end of year (000)	$3,156	$1,295	$656	$6,923	$160

60

Financial Highlights (continued)

Ohio Municipal Money Market Portfolio

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0217	0.0308	0.0268	0.0152	0.0057

Dividends from net investment income	(0.0217)	(0.0308)	(0.0268)	(0.0152)	(0.0057)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.20%	3.13%	2.72%	1.53%	0.57%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.67%	0.67%	0.68%	0.69%	0.69%

Total expenses	0.87%	0.87%	0.92%	0.98%	1.01%

Net investment income	2.11%	3.09%	2.65%	1.50%	0.56%

Supplemental Data

Net assets, end of year (000)	$26,403	$8,199	$5,647	$10,224	$15,311

61

Financial Highlights (continued)

Pennsylvania Municipal Money Market Portfolio

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0194	0.0301	0.0261	0.0148	0.0043

Dividends from net investment income	(0.0194)	(0.0301)	(0.0261)	(0.0148)	(0.0043)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	1.96%	3.06%	2.65%	1.49%	0.43%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.70%	0.70%	0.71%	0.72%	0.72%

Total expenses	0.83%	0.84%	0.89%	0.97%	0.99%

Net investment income	1.94%	3.01%	2.63%	1.47%	0.43%

Supplemental Data

Net assets, end of year (000)	$52,654	$55,934	$44,406	$34,219	$32,866

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Financial Highlights (concluded)

Virginia Municipal Money Market Portfolio

	Service

	Year Ended September 30,		Period April 24, 2006[1] to September 30, 2006[2]	Period May 13, 2005[1] to June 27, 2005[3]	Period October 1, 2003 to October 7, 2003[4]

	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0201	0.0307	0.0104	0.0023	0.0001

Dividends from net investment income	(0.0201)	(0.0307)	(0.0104)	(0.0023)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.02%	3.11%	1.05%[5]	0.23%[5]	0.01%[5]

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.58%	0.58%	0.58%[6]	0.60%[6]	0.40%[6]

Total expenses	0.89%	0.91%	1.09%[6]	1.18%[6]	1.06%[6]

Net investment income	2.39%	3.14%	3.11%[6]	1.96%[6]	0.71%[6]

Supplemental Data

Net assets, end of period (000)	$234	$1,488	$— [7]	$— [3]	$— [4]

[1]	Reissuance of shares.
[2]	There were no Service shares outstanding during the period May 3, 2006 to June 1, 2006.
[3]	There were no Service shares outstanding as of September 30, 2005.
[4]	There were no Service shares outstanding as of September 30, 2004.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Net assets end of period are less than $500.

63

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 537-4942.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

64

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

65

Glossary

Glossary of Investment Terms

Asset-Backed Securities — debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Commercial Paper — short-term securities, which are issued by banks, corporations and others, with maturities of 1 to 397 days.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in a Fund, the more weight it gets in calculating this average.

Liquidity — liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations — these provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security — a short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities.

Repurchase Agreement — a special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds — bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper — short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities — securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Glossary of Expense Terms

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value (NAV) — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

66

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
   BlackRock Money Market Portfolio
   BlackRock U.S. Treasury Money Market Portfolio
   BlackRock Municipal Money Market Portfolio
   BlackRock New Jersey Money Market Portfolio
   BlackRock North Carolina Municipal Money Market Portfolio
   BlackRock Ohio Municipal Money Market Portfolio
   BlackRock Pennsylvania Municipal Money Market Portfolio
   BlackRock Virginia Municipal Money Market Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 537-4942.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 537-4942.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MM-SVC-0109

This is the Prospectus for the Hilliard Lyons share class (HL Shares) of the BlackRock Money Market Portfolio and BlackRock Municipal Money Market Portfolio, portfolios of the BlackRock Funds (the Fund). The Fund’s investment adviser is BlackRock Advisors, LLC (BlackRock).

The Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in HL Shares of the BlackRock Money Market and Municipal Money Market Portfolios. This Prospectus contains information on both of these funds. The Prospectus is organized so that each fund has its own short section. Simply turn to the section for any particular fund to read about important fund facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the funds and your rights as a shareholder. These sections apply to both of the funds.

Table of
Contents

Money Market Portfolio	3
Municipal Money Market Portfolio	7
Account Information	14

Dear Shareholder:

BlackRock is pleased to announce several new enhancements to our fund prospectuses. These changes include:

A new plain English style in an updated format to make the prospectus more user-friendly: The redesigned prospectus provides a clearer description of the funds’ investment strategies and risks as well as the various options available to investors for purchasing, exchanging and redeeming fund shares.

The packaging of similar funds: BlackRock has grouped like funds together in the same prospectus, which may result in reduced costs to the funds.

We continue to encourage you to take advantage of electronic delivery of prospectuses in lieu of receiving printed prospectuses as it reduces expenses borne by shareholders, and it is more environmentally friendly. To go paperless, please contact your financial professional or go online to www.blackrock.com/edelivery for more information.

At BlackRock, our interest continues to focus solely on those interests of our clients. We appreciate the trust you give our investment professionals and look forward to providing additional enhancements and services in the future. For more information, please do not hesitate to contact your financial professional or BlackRock at 800-441-1854 or visit our website at www.blackrock.com.

Very truly yours,

BlackRock Funds

Funds Overview

Key Facts About the Funds

This prospectus provides information about BlackRock Money Market Portfolio (“Money Market Portfolio”) and BlackRock Municipal Money Market Portfolio (“Municipal Money Market Portfolio”), each a series of BlackRock FundsSM (the “Trust”). Each of Money Market Portfolio and Municipal Money Market Portfolio represents a separate portfolio of securities and each has its own investment objective. Each is individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds”.

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to a Fund’s sub-adviser, BlackRock Institutional Management Corporation.

Each Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open-end investment company (a “master” fund) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the its assets directly.

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the Fund’s section to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold type face in the text are defined in the Glossary section.

Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

What is the Fund’s main investment strategy?

In pursuit of its investment objective, the Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

3

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

  Foreign Securities Risk — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are looking for preservation of capital

  Are looking for current income and liquidity

4

Risk/Return Information

The chart and table shown below give you a picture of the Money Market Portfolio’s long-term performance for Hilliard Lyons Shares (“HL Shares”). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

HL Shares were issued in October 1999. The performance of HL Shares for the period before they were launched is based on the performance of Service Shares adjusted to reflect the class specific fees applicable to HL Shares at the time of such share class’s launch. This information may be considered when assessing the fund’s performance, but does not represent the actual performance of this share class.

Hilliard Lyons Shares
ANNUAL TOTAL RETURNS
Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.49% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.07% (quarter ended December 31, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Money Market Portfolio — HL Shares
Return Before Taxes	2.65%	3.02%	3.01%

5

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold HL Shares of Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	HL Shares

Management Fee	0.43%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.28%[1]

Total Annual Fund Operating Expenses[2]	0.96%

Fee Waivers and Expense Reimbursements[3]	(0.05)%

Net Annual Fund Operating Expenses[3]	0.91%

[1]	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit HL Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.91% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. In addition, BlackRock has also agreed to voluntarily waive or reimburse fees or expenses such that HL Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) would not exceed 0.76%. These voluntary waivers and reimbursements may be terminated at any time. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

HL Shares	$93	$301	$526	$1,173

6

Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

What is the Fund’s main investment strategy?

In pursuit of its investment objective, the Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax. The Fund intends to invest so that less than 25% of its total assets are Municipal Securities of issuers located in the same state.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

  There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

7

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities

  Are looking for preservation of capital

  Are looking for current income and liquidity

Risk/Return Information

The chart and table shown below give you a picture of the Municipal Money Market Portfolio’s long-term performance for Hilliard Lyons Shares (“HL Shares”). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

HL Shares were issued in October 1999. The performance of HL Shares for the period before they were launched is based on the performance of Service Shares adjusted to reflect the class specific fees applicable to HL Shares at the time of such share class's launch. This information may be considered when assessing the fund's performance, but does not represent the actual performance of this share class.

Hilliard Lyons Shares
ANNUAL TOTAL RETURNS
Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.95% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.10% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Municipal Money Market Portfolio — HL Shares
Return Before Taxes	1.93%	2.20%	2.11%

8

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold HL Shares of Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	HL Shares

Management Fee	0.45%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.30%[1]

Total Annual Fund Operating Expenses[2]	1.00%

Fee Waivers and Expense Reimbursements[3]	(0.34)%

Net Annual Fund Operating Expenses[3]	0.66%

[1]	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit HL Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.66% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. In addition, BlackRock has also agreed to voluntarily waive or reimburse fees or expenses such that HL Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) would not exceed 0.49%. These voluntary waivers and reimbursements may be terminated at any time. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

HL Shares	$67	$285	$519	$1,194

9

Details About the Funds

How the Funds Invest

Investment Process

BlackRock considers a variety of factors when choosing investments for each Fund, including the following:

Quality

Each Fund management team, under guidelines established by the Trust’s Board of Trustees (the “Board”), will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two nationally recognized statistical rating organizations (“NRSROs”), or one such rating if the security is rated by only one NRSRO. Securities that do not have a short-term rating must be determined by Fund management to be of comparable quality.

Maturity

Each Fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. Each Fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The securities in which each Fund invests may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Each Fund seeks to maintain a net asset value of $1.00 per share. The securities purchased by each Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Money Market Portfolio

Investment Goal

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Specifically, the Fund may invest in:

  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

  High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies.

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above.

  Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

  Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

  Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.

  Repurchase agreements relating to the above instruments.

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Municipal Money Market Portfolio

Investment Goal

The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests primarily in Municipal Securities.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above.

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax.

Other Investment Strategies Applicable to All Funds

In addition to the main strategies discussed above, each Fund may use certain other investment strategies, including the following:

  Investment Company Securities — Each Fund may invest in securities issued by other open-end or closed-end investment companies as permitted by the Investment Company Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from Federal income tax.

  Uninvested Cash Reserves — Each Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

  Variable and Floating Rate Instruments — Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Other Investment Strategies Applicable to the Municipal Money Market Portfolio

In addition to the strategies discussed above, the Municipal Money Market Portfolio may use certain other investment strategies, including the following:

  Bonds — The Municipal Money Market Portfolio may invest up to 20% of its assets in bonds, the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

11

  Temporary Defensive Strategies — It is possible that in extreme market conditions, the Municipal Money Market Portfolio may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore subject to regular Federal income tax and the applicable state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from a market upswing, thus reducing the Fund’s opportunity to achieve its investment goal. In certain states, a Fund that invests more of its assets in securities that are not Municipal Securities issued by issuers in that state will not be able to pay dividends exempt from the state’s personal income tax.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that any Fund will meet its objective or that any Fund’s performance will be positive for any period of time. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

Main Risks of Investing in a Fund:

Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Municipal Securities Risk (Municipal Money Market Portfolio) — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

12

Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Financial Services Industry Risk (Money Market Portfolio) — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Securities Risk (Money Market Portfolio) — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Municipal Securities Concentration Risk (Municipal Money Market Portfolio) — From time to time the Fund may invest a substantial amount of its assets Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Variable and Floating Rate Instruments Risk — The Fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Legal Opinion Risk (Municipal Money Market Portfolio) — The Municipal Money Market Portfolio will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

13

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund offers multiple share classes (HL Shares in this prospectus for Money Market Portfolio and Municipal Money Market Portfolio), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your Hilliard Lyons Financial Consultant can help you determine which share class is best suited to your personal financial goals.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the HL Share class of each of the Funds.

Hilliard Lyons Share Class at a Glance

HL Shares

Availability	You may buy and sell HL Shares only through your Hilliard Lyons Financial Consultant. Hilliard
Lyons, a wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is
responsible for the prompt transmission of your purchase and redemption orders to the Fund.
Hilliard Lyons may independently establish and charge additional amounts to its clients for its services, which charges would reduce its clients’ yield or return. Hilliard Lyons may also hold
HL Shares in nominee or street name as agent for and on behalf of its clients. In such instances, PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”),
formerly PFPC Inc., will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from Hilliard Lyons. Hilliard Lyons may participate in a program allowing it access to its clients’ accounts for servicing, including transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

Minimum Investment	$1,000 for all accounts except that the Funds permit a lower initial investment if you are an employee of a Fund or one of its service providers or if you participate in the Automatic
Investment Plan in which you make regular, periodic investments through a savings or checking account.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee, 0.25% Annual Service Fee.

Redemption Fees?	No.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

How to Buy and Sell Shares

The chart on the following pages summarizes how to buy and sell shares through your Hilliard Lyons Financial Consultant. Because the selection of a mutual fund involves many considerations, your Hilliard Lyons Financial Consultant may help you with this decision.

A Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

In addition, a Fund may waive certain requirements regarding the purchase or sale of shares described below.

14

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your	Refer to the minimum initial investment in the “Hilliard Lyons Share
	investment	Class at a Glance” table of this prospectus.

	Have your financial	A mutual fund is a pool of investors’ money that is used to purchase
	intermediary submit your	a portfolio of securities, which in turn is owned in common by the
	purchase order	investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value per share is $1.00.
When you buy HL Shares you pay the net asset value per share.
Although each Fund seeks to maintain a net asset value of $1.00 per share, there is no guarantee it will be able to do so.

The Funds’ investments are valued based on the amortized cost method described in the SAI.

PNC GIS, the Funds’ Transfer Agent, will receive your order from
Hilliard Lyons. Please call Hilliard Lyons at (800) 444-1854 for a purchase application. Purchase orders received by the transfer agent before 12:30 p.m. (Eastern time) on each day the New York Stock
Exchange (the “Exchange”) and the Federal Reserve Bank of
Philadelphia are open (business day) will be priced based on the next net asset value calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m., but before 4:00 p.m. on each day the Exchange and the Federal Reserve
Bank of Philadelphia are open will be priced based on the next net asset value calculated on that day, but shareholders will not receive dividends for that day.

Net asset value is calculated separately for each class of shares of each fund as of the close of business on the Exchange, generally 4:00
p.m. (Eastern time), each day the Exchange and the Federal Reserve
Bank of Philadelphia are open. Shares will not be priced on days the
Exchange or the Federal Reserve Bank of Philadelphia are closed.
Each Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.

Add to your	Purchase additional shares	The minimum investment for additional purchases is generally $100.
investment
	Have your financial	To purchase additional shares you may contact your Hilliard Lyons
	professional or financial	Financial Consultant.
intermediary submit your
purchase order for additional
shares

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call your
Hilliard Lyons Financial Consultant.

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by the time specified by your Hilliard
Lyons representative. If payment is not received by this time, the order will be canceled and you and your registered representative will be responsible for any loss to the Fund. The Fund does not accept third party checks. You may also wire Federal funds to the Transfer
Agent to purchase shares. If you desire to do this, please contact your Hilliard Lyons Financial Consultant for specific details.

15

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can redeem shares at any time (although certain verification may
Redemption of	intermediary submit your	be required for redemptions in excess of $25,000 or in certain other
Shares	sales order	cases) by contacting your Hilliard Lyons Financial Consultant, who will send your order to the Fund’s Transfer Agent. The Fund will redeem your shares at the next net asset value (NAV) calculated after your order is received by the Transfer Agent from Hilliard Lyons.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

Methods of Redeeming:

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail and $7.50 for redemption proceeds sent by Federal wire transfer. Please contact your Hilliard
Lyons Financial Consultant to assist you. Each Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a fund. You are responsible for any additional charges imposed by your bank for this service. Once authorization is on file, Hilliard Lyons will honor requests by telephone at
(800) 444-1854. The Funds are not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Funds may refuse a telephone redemption request if it believes it is advisable to do so and may use reasonable procedures to make sure telephone instructions are genuine. The Funds and their service providers will not be liable for any loss that results from acting upon telephone instructions that they reasonably believed to be genuine in accordance with those procedures. Each Fund may alter the terms of or terminate this expedited redemption privilege at any time for any reason.

16

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account if the net asset value of your account falls below the required minimum required initial investment due to redemptions you have made. You will be notified that the value of your account is less than the required minimum initial investment before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the required minimum initial investment before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Short-Term Trading Policy

The Board of the Trust has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and

17

accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.

Redemption Fee

The Funds do not charge a 2.00% redemption fee. However, certain BlackRock Funds listed below (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Energy & Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock Energy & Resources Portfolio	BlackRock Latin America Fund, Inc.
BlackRock EuroFund	BlackRock Pacific Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Index Fund
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

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Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows the Trust to pay distribution fees on behalf of each Fund for the sale of the Fund shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders. The Funds do not make distribution payments under the Plans with respect to HL Shares.

Plan Payments

Under the Plan, the Trust pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Groups, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own HL Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of HL Shares of each Fund. All HL Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Hilliard Lyons may provide one or more of the following services to their customers who own HL Shares:

  Responding to customer questions on the services performed by Hilliard Lyons and investments in HL Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plans are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by the Trust on behalf of the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plans, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Trust on behalf of the Funds may pay to a Financial Intermediary pursuant to a Plan and fees that the Trust on behalf of the Funds pays to its Transfer Agent, BlackRock, on behalf of the Trust, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Trust on behalf of the Funds will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Investment Management Corporation (“BIMC”), an affiliate of BlackRock, acts as sub-adviser to each Fund. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly. With respect to each Fund, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.450%

$1 billion – $2 billion	0.400%

$2 billion – $3 billion	0.375%

Greater than $3 billion	0.350%

BlackRock has agreed contractually to cap net expenses for each of the Funds (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each Fund at the levels shown in the respective Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock and the Trust have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

BlackRock has entered into a sub-advisory agreement, with respect to each Fund, with BIMC under which BlackRock pays BIMC a monthly fee for services it provides at an annual rate equal to a percentage of the management fee paid to BlackRock under the management agreement. BIMC is responsible for the day-to-day management of the Funds.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock aggregate management fees, net of any applicable waivers, as a percentage of the Fund’s average daily net assets as follows:

Money Market Portfolio	0.32%

Municipal Money Market Portfolio	0.29%

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A discussion of the basis for the respective Board’s approval of the Management Agreement and sub-advisory agreement with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Trust, on behalf of each Fund, has retained an affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

21

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

A fund that invests all of its assets in a corresponding “master” fund is known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeders of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master portfolio. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

Valuation of Fund Investments

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value (“NAV”) per share is $1.00. When you buy Investor or Institutional Shares you pay the NAV per share. Although each Fund described in this prospectus seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so.

The Funds’ investments are valued based on the amortized cost method described in the SAI.

PNC GIS, each Fund’s Transfer Agent, will probably receive your order from your registered representative, who takes your order. Please call (800) 444-1854 for a purchase application. Purchase orders received by the transfer agent before 12:30 p.m. (Eastern time) on each day the Exchange and the Federal Reserve Bank of Philadelphia are open (business day) will be priced based on the next NAV calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m. but before 4:00 p.m. on each day the Exchange and the Federal Reserve Bank of Philadelphia are open will be priced based on the next NAV calculated on that day, but shareholders will not receive dividends for that day.

NAV is calculated separately for each class of shares of each fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each day the Exchange and the Federal Reserve Bank of Philadelphia are open. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. Each Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.

Each of the Funds has been accepted into the U.S. Treasury Department’s Temporary Guarantee Program (the “Program”) for Money Market Funds, which terminates on April 30, 2009, unless extended.

The Program provides a guarantee to shareholders of each Fund up to the amount held in the Fund as of the close of business on September 19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Program. It also means that if an investor’s balance is below his or her September 19, 2008 level, the investor can bring it back up to that level and it will be covered. Note that the Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in a Fund through a new account, the new balance would not be covered.

The Program is temporary and set to expire on April 30, 2009, at which point the U.S. Treasury Department can opt to extend it to no later than September 18, 2009. The Funds have paid to be covered under the Program. For the initial three months of the Program (ending December 18, 2008), each Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008 and, for the extension period (ending April 30, 2009), each Fund

22

paid a participation fee of 0.015% of the Fund’s net asset value as of September 19, 2008. The Program is implemented under the U.S. Treasury Department’s Exchange Stabilization Fund (“ESF”), and guarantee payments under the Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about $50 billion. For additional information on the Program, you can visit the U.S. Treasury Department’s website at www.ustreas.gov.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Distributions of net investment income derived by a Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at net asset value without a sales charge unless you instruct PNC GIS in writing to pay them in cash. You will begin accruing dividends on the day following the date your purchase becomes effective. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. The Municipal Money Market Portfolio intends to make distributions, most of which will be excludable from gross income for Federal income tax purposes.

The Municipal Money Market Portfolio will only purchase a tax-exempt or Municipal Security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). To the extent that the dividends distributed by one of such Funds are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. If you hold shares in the Municipal Money Market Portfolio investing in a designated state other than your state of residence, dividends received generally will be subject to state and, where applicable, local personal income tax.

There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Generally, within 60 days after the end of a Fund’s taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends will generally be subject to a 30% withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

By law, your taxable dividends will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It also refers to certain state tax consequences of investing in the Municipal Money Market Portfolio. This discussion is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

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Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Money Market Portfolio

	Hilliard Lyons Shares

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0319	0.0471	0.0406	0.0198	0.0043

Dividends from net investment income	(0.0319)	(0.0471)	(0.0406)	(0.0198)	(0.0043)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	3.23%	4.81%	4.13%	2.00%	0.43%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.70%	0.70%	0.72%	0.77%	0.82%

Total expenses	0.80%	0.82%	0.98%	1.07%	1.13%

Net investment income	3.16%	4.70%	4.06%	1.98%	0.42%

Supplemental Data

Net assets, end of year (000)	$144,584	$131,720	$121,243	$116,066	$116,254

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Financial Highlights (concluded)

Municipal Money Market Portfolio

	Hilliard Lyons Shares

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0231	0.0328	0.0284	0.0163	0.0056

Dividends from net investment income	(0.0231)	(0.0328)	(0.0284)	(0.0163)	(0.0056)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.34%	3.33%	2.87%	1.64%	0.57%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.45%	0.45%	0.47%	0.52%	0.59%

Total expenses	0.85%	0.88%	1.02%	1.09%	1.13%

Net investment income	2.29%	3.28%	2.84%	1.62%	0.56%

Supplemental Data

Net assets, end of year (000)	$130,218	$166,999	$140,409	$126,397	$127,151

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General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 444-1854.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

26

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

27

Glossary

Glossary of Investment Terms

Asset-Backed Securities — debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Commercial Paper — short-term securities, which are issued by banks, corporations and others, with maturities of 1 to 397 days.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in a Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in a Fund, the more weight it gets in calculating this average.

Liquidity — liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations — these provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security — a short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities.

Revenue Bonds — bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper — short-term Municipal Securities with maturities of 1 to 270 days.

Repurchase Agreement — a special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Variable or Floating Rate Securities — securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Glossary of Expense Terms

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value (NAV) — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

28

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For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
    BlackRock Money Market Portfolio
    BlackRock Municipal Money Market Portfolio

Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 441-7762

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

For More Information:

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Report

These reports contain additional information about each of the funds’ investments. The annual report lists portfolio holdings and includes the funds’ financial statements.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 444-1854. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Investment Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Your Hilliard Lyons Financial Consultant can also assist you. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 444-1854.

Purchases and Redemptions

Call your Hilliard Lyons Financial Consultant at (800) 444-1854.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at http://www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website. You may also access your Hilliard Lyons account on the world wide web at http://www.hilliard.com.

Written Correspondence

Hilliard Lyons
500 W. Jefferson Street
Louisville, Kentucky 40202

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 5:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view information about the Fund, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549.

Money Market Funds

Hilliard Lyons Share Class

P R O S P E C T U S

January 28, 2009

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT COMPANY ACT FILE NO. 811-05742

Form 200119 10/2006

PRO-MM-HL-0109

PROSPECTUS

BLACKROCK MONEY MARKET PORTFOLIO

JANUARY 28, 2009

The Money Market Portfolio is a portfolio of BlackRock Funds managed by BlackRock and available to Westcore Investors for investment and exchanges.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

SUPPLEMENTAL INSTRUCTIONS FOR WESTCORE INVESTORS

The following supplemental instructions are provided for Westcore investors who wish to purchase or exchange shares of the Money Market Portfolio described in the attached prospectus through an account at Westcore Funds. Westcore investors owning shares in the Money Market Portfolio have full exchange privileges with the Westcore Funds as well as the additional convenience of checkwriting. With your money market account, you may, for example, write checks on or automatically add to your balance as well as exchange all or a portion of your balance into one or more of the Westcore Funds. The minimum dollar amount for checks written on a money market account is $250.

PURCHASES, REDEMPTIONS & EXCHANGES

Minimum Initial and Subsequent Purchases:

There is a $1,000 minimum initial investment if investors choose an automatic monthly investment option. Otherwise, the minimum initial investment is $2,500* ($1,000 for participants in Retirement, Education Savings and UGMA/UTMA Accounts). The minimum subsequent and automatic monthly investment for all accounts is $100.**

*	Existing accounts and automatic investment plans established before October 1, 2000 are entitled to reduced investment minimums. $1,000 for existing regular accounts; $250 for existing retirement or UGMA/UTMA accounts; and existing automatic investments equivalent to $50 per month.

**	The Westcore Automatic Investment Plan does not assure a profit and does not protect against a loss in a declining market.

Regular Transactions:

Purchases and redemptions by mail should be sent to Westcore Funds as follows:

Via Regular Mail: Westcore Funds, P.O. Box 44323, Denver, CO 80201

Via Express/Overnight Mail: Westcore Funds, 1290 Broadway, Suite 1100, Denver, CO 80203

Please make checks payable to Westcore Funds. Purchases by check will be processed at the net asset value determination next occurring after your order is received and accepted by Westcore. Please note that cash, credit card checks, travelers checks, money orders, instant loan checks, third party checks, checks drawn on foreign banks or checks with inconsistencies between the name on the bank account and fund account registration will not be accepted for purchases. Westcore reserves the right to reject any purchase order or any redemption by check that does not meet the minimum dollar amount, appears suspicious or fraudulent or is not otherwise in good order. Signature guarantees may be required for certain transactions.

Customer Identification Program:

Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security Number, Employer Identification Number (EIN) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld. To the extent permitted by applicable law, Westcore Funds reserves the right to place limits on transactions in your account until your identity is verified.

(Continued on inside back cover)

| The above are supplemental transaction instructions and are not part of the prospectus.

Information	BlackRock Money Market Portfolio	4
About	Key Risks	5
BlackRock	Expenses and Fees	8
Money Market
Portfolio

About Your	Buying/Selling Shares	10
Investment	Fund’s Rights	13
	Management	17
	Dividends and Distributions	20
	Taxation and Distributions	20
	Financial Highlights	21

Details About the Fund

How the Fund Invests

Investment Goal

The investment objective of the BlackRock Money Market Portfolio (“Money Market Portfolio”) of BlackRock FundsSM (the “Trust”) is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for the Fund, including the following:

Quality

The Fund management team, under guidelines established by the Trust’s Board, will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two nationally recognized statistical rating organizations (“NRSROs”), or one such rating if the security is rated by only one NRSRO. Securities that do not have a short-term rating must be determined by the Fund management team to be of comparable quality.

Maturity

The Fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The Fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The securities in which the Fund invests may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

The Fund seeks to maintain a net asset value of $1.00 per share. The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and other rules of the Securities and Exchange Commission.

Primary Investment Strategies

The Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Specifically, the Fund may invest in:

  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks)

  High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies

  Unrated notes, paper and other instruments that are determined by the Fund management team to be of comparable quality to the instruments described above

  Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables)

  Securities issued or guaranteed by the U.S. Government or by its agencies or authorities

  Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities

  Repurchase agreements relating to the above instruments

4

Other Investment Strategies

In addition to the main strategies discussed above, the Fund may use certain other investment strategies, including the following:

  Investment Company Securities — The Fund may invest in securities issued by other open-end or closed-end investment companies as permitted by the Investment Company Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with the Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from Federal income tax.

  Uninvested Cash Reserves — The Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

  Variable and Floating Rate Instruments — The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Fund. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Fund, its investments and the related risks. There can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

Main Risks of Investing in the Fund:

Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

5

Foreign Securities Risk — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

The Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Variable and Floating Rate Instruments Risk — The Fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

6

Risk/Return Information

The chart and table shown below give you a picture of the Fund’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.11% (quarter ended June 30, 2004).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Money Market Portfolio — Service Shares
Return Before Taxes	2.65%	3.04%	3.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

7

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.43%

Service Fees	0.25%

Other Expenses	0.27%[1]

Total Annual Fund Operating Expenses[2]	0.95%

Fee Waivers and Expense Reimbursements[3]	(0.23)%

Net Annual Fund Operating Expenses[3]	0.72%

1	Other Expenses have been restated to reflect current fees.

2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.

3	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.72% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$ 74	$ 280	$ 503	$ 1,145

8

Account Information

How to Choose the Share Class that Best Suits Your Needs

The Fund offers multiple share classes (Service Shares offered through Westcore in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your Westcore representative can help you determine which share class is best suited to your personal financial goals.

The Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the Service Share class of the Fund.

Service Share Class at a Glance

Service Shares

Availability

Limited to certain investors, including: financial intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by financial intermediaries or in the name of nominees of financial intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a financial intermediary through procedures established by such financial intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the financial intermediaries. A customer’s ownership of shares will be recorded by the financial intermediary and reflected in the account statements provided by such financial intermediaries to their customers. Investors wishing to purchase Service Shares should contact their financial intermediaries.

Minimum Investment	$5,000. However, financial intermediaries may set a higher minimum for their customers.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee, 0.25% Annual Service Fee.

Redemption Fees?	No.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

9

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through Westcore. Because the selection of a mutual fund involves many considerations, Westcore may help you with this decision.

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with the PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.

10

How to Buy Shares
	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount	Refer to the minimum initial investment in the share class table of this
	of your investment	prospectus.

	Have your financial	A mutual fund is a pool of investors’ money that is used to purchase a
	intermediary submit	portfolio of securities, which in turn is owned in common by the
	your purchase	investors. Investors put money into a mutual fund by buying shares. If
	order	a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value (“NAV”) per share is
$1.00. Although the Fund seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so. The Fund has been accepted into the U.S. Treasury Department’s Temporary
Guarantee Program (the “Program”) for Money Market Funds, which terminates on April 30, 2009, unless extended.

The Program provides a guarantee to shareholders of the Fund up to the amount held in the Fund as of the close of business on September
19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Program. It also means that if an investor’s balance is below its September 19,
2008 level, the investor can bring it back up to that level and it will be covered. Note that the Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in the Fund through a new account, the new balance would not be covered.

The Program is temporary and set to expire on April 30, 2009, at which point the U.S. Treasury Department can opt to extend it to no later than September 18, 2009. The Fund has paid to be covered under the Program. For the initial three months of the Program (ending
December 18, 2008), the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008 and, for the extension period (ending April 30, 2009), the Fund paid a participation fee of 0.015% of the Fund’s net asset value as of September 19,
2008. The Program is implemented under the U.S. Treasury
Department’s Exchange Stabilization Fund (ESF), and guarantee payments under the Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about
$50 billion. For additional information on the Program, you can visit the U.S. Treasury Department’s website at www.ustreas.gov.

The Fund’s investments are valued based on the amortized cost method described in the SAI.

Service Shares are sold at the net asset value per share determined after an order is received by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”), the Fund’s transfer agent. You may place a purchase order for the Fund by telephoning the Fund at (800) 392-CORE (2673) before 12:30 p.m. (Eastern time) on a day the New York Stock Exchange (“Exchange”) and the Federal Reserve Bank of Philadelphia are open (business day). If your order is received before 12:30 p.m. (Eastern time) on a day the Exchange and the Federal Reserve Bank of Philadelphia are open, it will be executed at 12:30 p.m. (Eastern time). If payment for an order is not received by 4:00 p.m. (Eastern time), the order will be cancelled. You will be informed if this should happen. No orders will be accepted after 12:30 p.m. (Eastern time).

NAV is calculated separately for each class of shares of the Fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each day the Exchange and the Federal Reserve Bank of
Philadelphia are open. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.

11

How to Buy Shares
	Your Choices	Important Information for You to Know

Add to your	Purchase additional	There is no minimum amount for additional investments.
investment	shares

	Have your financial	To purchase additional shares you may contact Westcore Investor
	professional or financial	Service at (800) 392-CORE (2673).
intermediary submit your
purchase order for
additional shares

	Acquire additional shares	All dividends and capital gains distributions are automatically
	by reinvesting dividends	reinvested without a sales charge. To make any changes to your
	and capital gains	dividend and/or capital gains distributions options, please call
Westcore Investor Service at (800) 392-CORE (2673).

How to Pay for	Making payment for	Payment for Service Shares must normally be made in Federal funds
Shares	purchases	or other immediately available funds by your financial professional or other financial intermediary but in no event later than 4:00 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund.

How to Sell Shares
	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	Customers of institutions may redeem Service Shares in accordance
Redemption of	intermediary submit your	with the procedures applicable to their accounts with the institutions.
Shares	sales order	These procedures will vary according to the type of account and the institution involved and customers should consult their account managers in this regard. Institutions are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis.

Institutions may place redemption orders by telephoning Westcore
Investor Service at (800) 392-CORE (2673). Shares are redeemed at the NAV per share next determined after receipt of the redemption order. Westcore Investor Service and/or the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received before 12:30 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming institution on the same business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received between 12:30
p.m. (Eastern time) and 4:00 p.m. (Eastern time) or on a day when the
Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of the Fund, an earlier payment could adversely affect the Fund. No charge for wiring redemption payments is imposed by the Fund, although institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to Westcore Funds, P.O. Box 44323 Denver, CO 80201.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to Westcore Funds, P.O. Box 44323 Denver, CO 80201.

The Fund or Westcore Funds may refuse a telephone redemption request if it believes it is advisable to do so.

12

Fund’s Rights

The Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the required minimum initial investment due to redemptions or exchange requests you have made. You will be notified that the value of your account is less than the required minimum initial investment before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the required minimum initial investment before the Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

13

Short-Term Trading Policy

The Board of the Trust has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its returns to shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

The Fund invests in non-U.S. securities and is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Fund discourages market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Fund or its shareholders.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Fund pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.

14

Redemption Fee

The Fund does not charge a redemption fee. However, certain BlackRock Funds listed below (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY
BlackRock All-Cap Energy & Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock Energy & Resources Portfolio	BlackRock Latin America Fund, Inc.
BlackRock EuroFund	BlackRock Pacific Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Index Fund
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME
BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows the Trust to pay distribution fees on behalf of the Fund for the sale of the Fund shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders. The Fund does not make distribution payments under the Plan with respect to Service Shares.

Plan Payments

Under the Plan, the Trust pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of the Fund to brokers, dealers, financial institutions and industry professionals (including Westcore and BlackRock, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of the Fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.

15

Because the fees paid by the Trust on behalf of the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Trust on behalf of the Fund may pay to a Financial Intermediary pursuant to a Plan and fees that the Trust on behalf of the Fund pays to its Transfer Agent, BlackRock, on behalf of the Trust, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Trust on behalf of the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact Westcore for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

16

Management of the Fund

BlackRock

BlackRock, the Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Institutional Management Corporation (“BIMC”), an affiliate of BlackRock, acts as sub-adviser to the Fund. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to the Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly. The maximum annual management fee rate that the Fund can pay to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of
Average Daily Net Assets	Management Fee

First $1 billion	0.450%

$1 billion – $2 billion	0.400%

$2 billion – $3 billion	0.375%

Greater than $3 billion	0.350%

BlackRock has agreed contractually to cap net expenses for the Fund (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of the Fund at the levels shown in the Fund’s “Annual Fund Operating Expense” table in this prospectus. To achieve this cap, BlackRock and the Trust have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

17

BlackRock has entered into a sub-advisory agreement, with respect to the Fund, with BIMC under which BlackRock pays BIMC a monthly fee for services it provides at an annual rate equal to a percentage of the management fee paid to BlackRock under the Management Agreement. BIMC is responsible for the day-to-day management of the Fund.

For the fiscal year ended September 30, 2008, the Fund paid BlackRock aggregate management fees, net of any applicable waivers, equal to 0.32% of the Fund’s average daily net assets.

A discussion of the basis for the Board’s approval of the Management Agreement and sub-advisory agreement is included in the Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Fund. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Fund’s portfolio investment transactions.

18

Under a securities lending program approved by the Trust’s Board of Trustees, the Trust, on behalf of the Fund, has retained an affiliate of BlackRock to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

A fund that invests all of its assets in a corresponding “master” fund is known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeders of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master portfolio. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

Valuation of Fund Investments

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the NAV per share is $1.00. Although the Fund seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so.

The Fund’s investments are valued based on the amortized cost method described in the SAI.

Service Shares are sold at the net asset value per share determined after an order is received by PNC GIS. You may place a purchase order for the Fund by telephoning the Fund at (800) 392-CORE (2673) before 12:30 p.m. (Eastern time) on a day the Exchange and the Federal Reserve Bank of Philadelphia are open (business day). If your order is received before 12:30 p.m. (Eastern time) on a day the Exchange and the Federal Reserve Bank of Philadelphia are open, it will be executed at 12:30 p.m. (Eastern time). If payment for an order is not received by 4:00 p.m. (Eastern time), the order will be cancelled. You will be informed if this should happen. No orders will be accepted after 12:30 p.m. (Eastern time).

NAV is calculated separately for each class of shares of the Fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each day the Exchange and the Federal Reserve Bank of Philadelphia are open. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.

The Fund has been accepted into the U.S. Treasury Department’s Temporary Guarantee Program (the “Program”) for Money Market Funds, which terminates on April 30, 2009, unless extended.

The Program provides a guarantee to shareholders of the Fund up to the amount held in the Fund as of the close of business on September 19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Program. It also means that if an investor’s balance is below its September 19, 2008 level, the investor can bring it back up to that level and it will be covered. Note that the Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in the Fund through a new account, the new balance would not be covered.

19

The Program is temporary and set to expire on April 30, 2009, at which point the U.S. Treasury Department can opt to extend it to no later than September 18, 2009. The Fund has paid to be covered under the Program. For the initial three months of the Program (ending December 18, 2008), the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008 and, for the extension period (ending April 30, 2009), the Fund paid a participation fee of 0.015% of the Fund’s net asset value as of September 19, 2008. The Program is implemented under the U.S. Treasury Department’s Exchange Stabilization Fund (ESF), and guarantee payments under the Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about $50 billion. For additional information on the Program, you can visit the U.S. Treasury Department’s website at www.ustreas.gov.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Distributions of net investment income derived by the Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at net asset value without a sales charge unless you instruct PNC GIS in writing to pay them in cash. You will begin accruing dividends on the day following the date your purchase becomes effective. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption.

There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of the Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to the Fund’s investments in private activity bonds.

Generally, within 60 days after the end of the Fund’s taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends will generally be subject to a 30% withholding tax, unless a lower treaty rate applies. However, for taxable years of the Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

By law, your taxable dividends will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in the Fund. This discussion is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

20

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Money Market Portfolio

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0318	0.0469	0.0407	0.0203	0.0054

Dividends from net investment income	(0.0318)	(0.0469)	(0.0407)	(0.0203)	(0.0054)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	3.23%	4.80%	4.14%	2.05%	0.54%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.70%	0.71%	0.71%	0.72%	0.71%

Total expenses	0.81%	0.84%	0.89%	0.96%	0.93%

Net investment income	3.16%	4.69%	4.09%	2.02%	0.54%

Supplemental Data

Net assets, end of year (000)	$454,585	$405,701	$448,015	$411,831	$374,441

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General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Westcore Investor Services at (800) 392-CORE (2673).

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

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We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Fund, including how the Fund invests, please see the SAI.

For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

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Glossary

Glossary of Investment Terms

Asset-Backed Securities — debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Commercial Paper — short-term securities, which are issued by banks, corporations and others, with maturities of 1 to 397 days.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in a Fund, the more weight it gets in calculating this average.

Liquidity — liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Repurchase Agreement — a special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Variable or Floating Rate Securities — securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Glossary of Expense Terms

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing the Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value (NAV) — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

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For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
   BlackRock Money Market Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 537-4942.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 537-4942.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:

INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MM-WC-0109

SUPPLEMENTAL INSTRUCTIONS FOR WESTCORE INVESTORS

PURCHASES, REDEMPTIONS & EXCHANGES (continued from inside cover)

Wire, Telephone, and Exchange Procedures:

Wire purchases, telephone redemptions and exchanges will be processed at the net asset value determination next occurring after your order is received and accepted by Westcore. An order will not be accepted unless payment is received by Westcore in acceptable form and in sufficient time to reasonably allow for entry of the order before such determination. Purchases by wire may be accepted only for existing accounts. Investors redeeming by wire may be charged a wire fee by their financial institution. Wire redemption proceeds are generally transmitted by Westcore to Westcore investors on the next business day following the date of redemption. Exchanges into a Westcore fund will be processed at Westcore’s net asset value determination next occurring after the net asset value determination time when your money market fund account is processed. Exchanges into your money market fund account will be processed at the Money Market Portfolio’s net asset value determination next occurring after your Westcore account is processed. Please call 1-800-392-CORE (2673) for additional information and instructions regarding wire purchase, telephone redemption, and exchange procedures.

Automated Transactions:

You may place transactions or access your account automatically through the Westcore Transaction Center located at www.westcore.com or through the Westcore Automated Service Line at 1-800-392-CORE (2673).

Annual Small Balance Account Maintenance Fee:

Westcore Funds may deduct an annual maintenance fee of $12.00 from accounts serviced directly by Westcore Funds with a value less than $750. It is expected that accounts will be valued for the purpose of calculating this maintenance fee on the first Friday of December each year. The fee is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts with an automatic investment plan or from accounts of shareholders who have a total of $10,000 or more invested directly with Westcore in multiple accounts (multiple accounts must have the same Social Security Number to qualify).

Shareholder Reports:

Westcore Funds will deliver a single copy of the Money Market Portfolio’s financial reports and prospectuses to multiple investors with the same mailing address. Shareholders who desire individual copies of such reports or prospectuses should call 1-800-392-CORE (2673) or write to us at Westcore Funds, P.O. Box 44323, Denver, CO 80201.

Westcore Investor Service Representative:

For additional information on these or other options, please call a Westcore Investor Service Representative toll free at 1-800-392-CORE (2673), or visit the Westcore website at www.westcore.com.

This material must be accompanied or preceded by a prospectus. Please read it carefully before investing or sending money.

| The above are supplemental transaction instructions and are not part of the prospectus.

FOR MORE INFORMATION ABOUT WESTCORE FUNDS, PLEASE CONTACT:
Westcore Funds | 1290 Broadway, Suite 1100 | Denver, Colorado 80203
Individual Investors: 800-392-CORE | Financial Advisors: 800-734-WEST | Westcore.com

The BlackRock Money Market Portfolio is distributed by BlackRock Distributors, Inc. and is not affiliated with ALPS Distributors, Inc.

Westcore Funds are distributed by ALPS Distributors, Inc.

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